As filed with the Securities and Exchange Commission on April 12, 2023

Registration No. 333-130822
Registration No. 811-08582

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. ____	☐

(Check appropriate box or boxes.)

Variable Annuity Account I of Voya Retirement Insurance & Annuity Co

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2N, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

RETIREMENT MASTER

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account I

This prospectus describes a group deferred fixed and variable annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account I (the “Separate Account”). Prior to January 1, 2006, the Contract was issued by ING Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into the Company, and the Company assumed responsibility for all of IICA’s obligations under the contract. The Contract is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”).

Before you participate in the Contract through your retirement plan, you should read this prospectus. It provides facts about the Contract and its investment options. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.  Plan sponsors (generally your employer) should read this prospectus to help determine if the Contract is appropriate for their plan.

____________________________________________________________________________

If you are a new Investor in the Contract,
you may cancel your Contract within 10 days of receiving it without paying fees or penalties.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

____________________________________________________________________________

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s Contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2023

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account I, which includes investment performance and fees deducted from the Subaccounts.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account I. Each Subaccount of Variable Annuity Account I has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Anniversary: A 12-month period measured from the date we establish the Contract, or measured from any anniversary of that date. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor. We may also refer to the Contract Holder as the Contract Owner.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account I or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

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Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Net Asset Value: A Fund’s current market value.

Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

Subaccount: Division(s) of Variable Annuity Account I that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account I and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Annuity Account I, the Separate Account: Voya Variable Annuity Account I, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account I is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account I. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 403(b) plan), the Vested amount may include employer matching contributions.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES

Charges for Early Withdrawals	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges

The Investor may be charged for other transactions:

• If you take a loan from our Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee are charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1,2]	1.25%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.27%[3]	1.24%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 1.25% annually of your Account Value invested in the Subaccounts during the Income Phase), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. The minimum amount reflects the lower mortality and expense risk charge assessed during the Accumulation Phase and the maximum amount reflects the higher mortality and expense risk charge assessed during the Income Phase and the 0.25% administrative expense charge. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
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FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,380	Highest Annual Cost Estimate: $2,160

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• No optional benefits;

• Fees and expenses of least expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Fees and expenses of most expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE –Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

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RESTRICTIONS
Investments

•  Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•  Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•  Not all Fixed Interest Options may be available for current or future investment;

•  There are certain restrictions on transfers from the Fixed Interest Options;

•  The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefits

•  We may discontinue or restrict the availability of an optional benefit ;

•  Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

TAXES
Tax Implications

•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation

•  We pay compensation to broker/dealers whose registered representatives sell the Contract.

•  Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•  Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

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OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a group deferred fixed and variable annuity contract. It is intended to be used as a funding vehicle for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under Tax Code Sections 401(a) and 403(b), including Roth 403(b) plans. There is one Contract described in this prospectus.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment. When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, the Contract Holder or you, if permitted by your plan, directs us to invest your Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this prospectus.

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

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There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Fixed Plus Account; and
•	The Fixed Plus Account II A.

Not all Fixed Interest Options may be available for current or future investment. For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B and APPENDIX C.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT - Death Benefit During the Income Phase.”

Loans. If allowed by the Contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, participants may initiate a loan during the Accumulation Phase from their individual Account Value allocated to certain Subaccounts and the Fixed Plus Account and/or the Fixed Plus Account II A. There are charges associated with loans. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. See “LOANS.”

Systematic Distribution Options. These allow the Contract Holder or you, if permitted by the plan, to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals: During the Accumulation Phase, the Contract Holder, or you if permitted by the plan, may withdraw all or part of your Account Value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the Contract Holder or you if permitted by the plan, may have the right to withdraw all or part of your Account Value during the Income Phase. Amounts withdrawn may be subject to tax withholding and taxation. See “WITHDRAWALS,” “FEDERAL TAX CONSIDERATIONS” and “THE INCOME PHASE.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

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FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payment under the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Loan Fees
Loan Initiation Fee[4]	$125.00
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Applicable to the Contract
Base Contract Expenses[6] (as a percentage of average Account Value)	1.25%
Loan Interest Rate Spread (per annum)[7]	3.00%
Annual Loan Administration Fee[8]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[6]	The Base Contract Expenses include (1) the mortality and expense risk charge assessed during the Accumulation Phase (1.00% annually of your Account Value invested in the Subaccounts); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The mortality and expense risk charge may be reduced in certain circumstances. We currently do not impose the administrative expense charge, but we reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges.”
[7]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. The Loan Interest Rate Spread is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[8]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan administration fee will apply to each outstanding loan and will be deducted from the Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. The Annual Loan administration fee is charged until the loan is repaid in full. See “Loans ‒ Things to Consider Before Initiating a Loan.”
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Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.27%	1.24%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$2,521	$7,755	$13,255	$28,259

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
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•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the “separate account”) was established in 1994 as a separate account of Aetna Insurance Company of America, which became ING Insurance Company of America. In connection with the merger of ING Insurance Company of America with and into ING Life Insurance and Annuity Company, the Separate Account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The Separate Account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contract. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contract.

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-800-584-6001. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K190. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

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Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contract. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contract. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

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The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2022, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity® Variable Insurance Products Funds
2.	American Funds®
3.	PIMCO Variable Insurance Trust Funds
4.	Franklin Templeton Funds
5.	Pioneer Funds
6.	Neuberger Berman Equity Funds
7.	Lord Abbett Series Funds
8.	Invesco Variable Insurance Funds
9.	Wanger Advisors Trust Funds;

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2022, the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser

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or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under Contracts issued in connection with section 403(b) and 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the Contract Holder how to direct us to vote shares attributable to your account. Under Contracts issued in connection with section 457 plans, the Contract Holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
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	•	A Fund no longer suits the purposes of your Contract;
	•	There is a change in laws or regulations;
	•	There is a change in the Fund’s investment objectives or restrictions;
	•	The Fund is no longer available for investment; or
	•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the Contract to which the Contract belongs.

Fixed Interest Options

For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B and APPENDIX C.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;
•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds - including each Fund’s prospectus, SAI and annual and semi-annual reports and the Fixed Interest Option appendices. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some Subaccounts and Fixed Interest Options may not be available through certain Contracts and plans or in some states. See your Contract or certificate for any state specific variations. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan; and
•	Limits on Number of Options Selected. Generally, the Contract Holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time, but a higher limit may apply.
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CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Loan Interest Rate Spread, Loan Initiation Fee and Annual Loan Administration Fee

For a discussion of the charges that may be associated with loans, please see “LOANS - Things to Consider Before Initiating a Loan.”

Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

Periodic Fees and Charges

Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 1.25% annually of your Account Value invested in the Subaccounts during the Income Phase. See “Income Phase ‒ Charges Deducted.” We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the Subaccounts. We do not deduct this fee from any Fixed Interest Option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the Contract, namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and our funding of the death benefits other payments we make to owners or Beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the Contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. Some Contract have a reduced mortality and expense risk charge only during the Accumulation Phase of the account which then increases during the Income Phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•	The expected level of assets under the plan (under some Contract, we may aggregate accounts under different contracts issued by the Company to the same Contract Holder);
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•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The method and extent of onsite services we provide and the Contract Holder’s involvement in service such as enrollment and ongoing participant services;
•	The Contract Holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions; and
•	The type and level of other factors that affect the overall administrative expense including expenses related to the Contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your Account Value invested in the Subaccounts.

When/How. If charged, this fee is deducted daily from the Subaccounts. We do not deduct this charge from any Fixed Interest Option. This fee may be assessed during the Accumulation Phase and/or the Income Phase. If we are currently imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply to you during the entire Income Phase.

Purpose. This charge helps defray our cost of providing administrative services under the Contract and in relation to the Separate Account and Subaccounts.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the Contract Holder, in writing. The level of the fee may be reassessed and increased or decreased annually at each Contract Anniversary as the characteristics of the group change.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used

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in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you wanted to terminate your advisor arrangement you would need to contact your advisor.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

THE CONTRACT

When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Contract Holder must notify the Company whether Title I of ERISA applies to the plan.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as guaranteed death benefits under some contracts or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder.

Who Owns Money Accumulated Under the Contract? Under the Contract, we may establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an

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employer account for employer contributions. We will also establish a separate account for Roth 403(b) contributions.

Who Holds Rights Under the Contract? Rights under the Contract, and who may exercise those rights, may vary by plan type. Also, while the Contract may reserve certain rights for the Contract Holder, the Contract Holder may permit you to exercise those rights through the plan.

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (the “Contract Beneficiary”). The Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (the “Plan Beneficiary”).

Transfer of Ownership; Assignment

An assignment of a Contract will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; less
•	Any deductions from the Fixed Interest Options (e.g., withdrawals, fees); plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account I Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “Fee Table” and “CHARGES AND Fees.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
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•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that an Investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The Investor’s account is credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: An Investor contributes $5,000.

Step 2:

•	He or she directs us to invest $3,000 in Fund A. The dollars purchase 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	He or she directs us to invest $2,000 in Fund B. The dollars purchase 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchases shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

The Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

Contract Provisions and Limitations

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the Account Value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the Contract Holder 90 days prior to terminating the account.

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. The Contract Holder or you, if the Contract Holder permits, directs us to allocate Purchase Payments to the investment options available under the plan. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the

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Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase the Income Phase, the Contract Holder or you if permitted by the plan, may transfer amounts among the investment options. Transfers from Fixed Interest Options are restricted as outlined in APPENDIX B and APPENDIX C. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order or if you are participating in the asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Transfer Credits

Contributions to a Contract may include plan assets transferred from a financial provider who has imposed a cancellation penalty on that transfer. To offset that penalty, the Company will, subject to certain conditions and state approvals, apply a transfer credit on transferred assets. This credit is provided on a nondiscriminatory basis if your Contract is eligible.

The transfer credit will be applied no later than the first business day following the date the contribution is received by us in Good Order. Transferred assets, less any premium tax, will be allocated to a participant’s individual account in amounts authorized by the Contract Holder. If no instructions are received from the Contract Holder, the transferred assets will be allocated to the Plan’s forfeiture account.

The transfer credit is equal to a specified percentage of the transferred assets, or other specified amount that is transferred to the Company under a Contract, that remains in the participant’s individual account for the period of time specified by the Company. Any applicable transfer credit will be deducted from:

•	A full withdrawal initiated by the Contract Holder; or
•	A full or partial withdrawal initiated by the participant, except for those eligible distributions from qualified plans that happen upon the occurrence of certain events. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Distributions - Eligibility.”

Transfer credits will not be applied to assets transferred into the Contract from existing contracts. Only net contributions not previously held by the Contract are eligible for a transfer credit.

If a transfer credit is due under your Contract, you will be provided with additional information.

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

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The General Account

All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Plus Account and the Fixed Plus Account II A;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law. We will notify you in writing of any changes.

We reserve the right to amend the Contract to include any future changes required to maintain the Contract (and the Roth 403(b) account) as a designated Roth 403(b) annuity contract (or Roth 403(b) account) under the Tax Code, regulations, IRS rulings and requirements.

We may change the table for determining the amount of Income Phase payments attributable only to contributions accepted after the effective date of the change, without Contract Holder consent. Such a change will not become effective earlier than 12 months after (1) the effective date of the Contract, or (2) the effective date of a previous change. We will notify the Contract Holder in writing at least 30 days before the effective date of the change. We may not make Contract changes which adversely affect the annuity benefits attributable to contributions already made to the Contract.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

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Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

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THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder or you, if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable payments;
•	Selection of an assumed net investment rate (only if variable Income Phase payments are elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the Accumulation Phase until the Contract Holder or you, as applicable, properly initiates Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains age 73 (or such age and time as prescribed by the IRC section 401(a)(9))  or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Holder retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans).”

Once an Income Phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments, if any, selected and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected. Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. The Contract may restrict the Subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the Income Phase. For variable payments, as assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some Contracts, if a nonlifetime Income Phase payment option is selected, payments from the Fixed Plus Account and the Fixed Plus Account II A may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable Income Phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first Income Phase payment will be higher, but subsequent Income Phase payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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If you select a 3.5% rate, your first Income Phase payment will be lower and subsequent Income Phase payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling Customer Service.

Selecting an Increasing Payment. Under certain Income Phase payment options, if you select fixed payments, you may elect an increase of one, two or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime Income Phase payment options.

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the Subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your Account Value invested in the Subaccounts. If we are imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply throughout the entire Income Phase.

Required Minimum Payment Amounts

The initial Income Phase payment or the annual Income Phase payment total must meet the minimums stated in the Contract. If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. See “Contract Provisions and Limitations - Account Termination.”

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

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Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following table lists the Income Phase payment options and accompanying death benefits that may be available under the Contract. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL Tax Considerations.” Refer to your certificate or check with your Contract Holder for details. We may offer additional Income Phase payment options under the Contract from time to time. Unless permitted by the terms of the Income Phase payment options as described below, you will not be able to withdraw any Account Value after the annuity commencement date.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.
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Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the Annuitant’s death.

Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will pay the Beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments:

• When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

• 100% of the payment to continue to the Annuitant on the second Annuitant’s death, and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit - None: All payments end after the death of both Annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit - Payment to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will pay the Beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income ‒ Cash Refund Option (fixed payment only)

Length of Payments: For as long as the Annuitant lives.

Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

Life Income ‒ Two Lives ‒ Cash Refund Option (fixed payment only)

Length of Payments: For as long as either Annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary: When both Annuitants die, we will pay a lump-sum payment equal to the amount applied to the Income Phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the Contract. For amounts held in the Fixed Plus Account and/or Fixed Plus Account II A during the Accumulation Phase, the payment must be on a fixed basis. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, any remaining guaranteed payment will continue to the Beneficiary unless the Beneficiary elects to receive the present value of the remaining guaranteed payments in a lump-sum.

Lump-Sum Payment

If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be paid within seven calendar days after Customer Service receives the request for payment in Good Order.

Calculation of Lump-Sum Payments

If a lump-sum payment is available to a Beneficiary or to you under the Income Phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the Income Phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit

The guaranteed death benefit is the greater of (a) or (b), where:

(a) Is your Account Value on the day Customer Service receives notice of death and a request for payment in good Order; or

(b) Is the sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard	No additional fee for this death benefit.

If the Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Optional	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan document for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Beneficiary. The Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Plan Beneficiary.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

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Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the contract is also an available option under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Calculation

Account Value Death Benefit. The death benefit will be based on your Account Value. The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Guaranteed Death Benefit. The Contract provides a guaranteed death benefit if the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) elects a lump-sum distribution or an Income Phase payment option within six months of your death. The guaranteed death benefit is the greater of:

•	Your Account Value on the day that Customer Service receives proof of death and a request for payment in Good Order; or
•	The sum of Purchase Payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.
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In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See “Account Value Death Benefit” above.

There is no additional fee associated with the Guaranteed Death Benefit option.

Any advisory fee deduced reduces each of the Account Value and the sum of Purchase Payments on a dollar-for-dollar cash basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

Participating in the Contract

To participate in the Contract:

•	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the Contract Holder); and
•	If your enrollment materials are complete and in Good Order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We will also establish a separate Roth 403(b) account.

Acceptance or Rejection

We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Methods of Purchase Payment

The Contract may allow one or more of the following Purchase Payment methods:

•	Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous contract or plan; and/or
•	Installment payments: More than one payment made over time to your account.
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The plan and the Contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. For information about these rules or restrictions, please refer to your certificate/enrollment materials or the Contract (held by the Contract Holder).

Contributions to a Roth 403(b) account must be made by after-tax salary reduction (to the extent allowed by the contract), exchange, or rollover paid to us on your behalf, as permitted by the Tax Code. The Contract may not be available in all states. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Contributions.”

Allocation of Purchase Payments

The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “THE Investment Options.”

Transfer Credits

The Company may provide a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

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Other Products

We and our affiliates offer various other products with different features and terms than the Contract described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to limitations on withdrawals from the Fixed Interest Options and other restrictions (see “Withdrawal Restrictions” in this section and APPENDIX B and APPENDIX C), the Contract Holder or you, if permitted by the plan, may withdraw all or a portion of your Account Value at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder or you, if permitted by the plan, must:

•	Select the Withdrawal Amount:
	•	Full Withdrawal: You will receive, reduced by any required tax and redemption fees, your Account Value allocated to the Subaccounts, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or
	•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax and redemption fees, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account and/or the Fixed Plus Account II may be limited.
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•	Select Investment Options. Subject to any applicable withdrawal order requirements for Contracts that have the Fixed Plus Account II A as an investment option, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value unless otherwise specified by you; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts withdrawn from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts withdrawn from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal and will reduce your Account Value accordingly. A reduction to your Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit (if your death benefit amount is based on your Account Value). For a description of limitations on withdrawals from the Fixed Plus Account II A, please see APPENDIX C.

Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

Reinvestment Privilege

The Contract allows the one-time use of a reinvestment privilege. Within 30 calendar days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvestment amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the Subaccount Values next computed following Customer Service’s receipt of your request in Good Order and the amount to be reinvested. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If any other investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your Plan Sponsor. If your Plan Sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. If the Fixed Plus Account II A is available under the Contract, any amounts withdrawn from the Fixed Plus Account will be invested in Fixed Plus Account II A. Talk to a tax adviser regarding the tax consequences associated with reinstatement.

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Withdrawal Restrictions

Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) Contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:
	•	Salary reduction contributions made after December 31, 1988; and
	•	Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.
•	The Contract may require that the Contract Holder certify that you are eligible for the distribution

Section 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain Contracts. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL Tax Considerations – Distributions – Eligibility.”

SYSTEMATIC DISTRIBUTION OPTIONS

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) - SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and
•	Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”) - This option also allows you to maintain the account in the Accumulation Phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 73 (or such age and time as prescribed by the IRC section 401(a)(9)) or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting Customer Service.

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Availability of Systematic Distribution Options

The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Electing a Systematic Distribution Option

The Contract Holder or you, if permitted by the plan, may elect a systematic distribution option. For some Contracts, the Contract Holder must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option

Once you elect a systematic distribution option, you may revoke it at any time by submitting a written request to Customer Service. Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences

Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

LOANS

Availability

If allowed by the Contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, participants may initiate a loan during the Accumulation Phase from their individual Account Value allocated to certain Subaccounts and Fixed Interest Options. The amount available for a loan is limited to the Vested individual Account Value attributable to participant contributions subject to any plan vesting limits as determined by the Contract Holder, plus any additional amounts allowed by the plan as determined by the Contract Holder. Amounts available from some Investment Options may be subject to limitations specified in the loan agreement. Loans are not available from a Roth 403(b) Contract or account (“loanable”). However, under some Contracts, participant Roth 403(b) accounts may be included in the calculation of the amount available for a loan (“lienable”), but will not be loanable. Accordingly the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Furthermore, in the event of a loan default, no amount of the outstanding loan balance will be deducted from a participant Roth account. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

We will transfer an amount equal to the loan, proportionately, from each of the participant’s investments to our General Account* where it will be held as collateral for the outstanding loan balance. The General Account will be credited with interest at a rate equal to the loan interest rate.

*	In the Contract we use the term “Loan Account” to describe the account where amounts equal to the outstanding loan balance are held as collateral.
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Things to Consider Before Initiating a Loan

Eligible participants should consider the following before initiating a loan:

•	Potential Loss of Investment Return and Reduction in Value Under the Contract. Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts nor in the interest guarantees of the Fixed Interest Options. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid;
•	Loan Interest. Interest accrues daily and may be charged and credited on loan amounts. This interest is deposited into the participant’s individual account each time a loan repayment is received. The difference between the rate charged and the rate credited on loans is called the Loan Interest Rate Spread. If applied, the Loan Interest Rate Spread is generally 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the Loan Interest Rate Spread is 2.5%, the amount of interest credited is 3.5%. The Loan Interest Rate Spread is retained by the Company. We reserve the right to apply a Loan Interest Rate Spread of between 0.0% and up to 3.0%;
•	Loan Initiation Fee. Loans issued on or after May 1, 2022, that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. This fee will not exceed $125 per loan. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for loan initiation, but not to exceed $125; and
•	Annual Loan Administration Fee. Loans issued on or after May 1, 2022, that have a 0.0% Loan Interest Rate Spread may also be subject to an annual loan administration fee (in addition to a loan initiation fee). The annual loan administration fee may apply to each outstanding loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50.

For information about whether the Loan Interest Rate Spread, the loan initiation fee or the annual loan maintenance fee is applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Requests

If you are eligible to obtain a loan, you may request one by properly completing a loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request.

Repayment and Default on Loans

Loans may be repaid as described in the loan agreement, including paid in full at any time. Generally, on the day Customer Service receives a loan repayment in Good Order, the loan repayment will be allocated among the investment options according to the most recent allocation instructions we have on file. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code Section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code Section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The Loan Interest Rate Spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the Contract. See “FEDERAL Tax Considerations ‒ Distributions ‒ General” for additional information.

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FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Qualified Contracts

The Contract described in this prospectus may be purchased on a tax-qualified basis (“Qualified Contracts”). Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a) and 403(b) of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of employers offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees; and
•	403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions.
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The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the Contract, shares of certain Funds are also offered for sale directly to the general public. These Funds are identified in APPENDIX A. In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract Purchase Payments are invested at the Contract Owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the Contract Holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the Contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a Fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a Fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

401(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $66,000 (as indexed for 2023. Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $22,500 (as indexed for 2023). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, Purchase Payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b) or Roth 403(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$7,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a) and 403(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.
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A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan (collectively, qualified plans).

Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	You have separated from service with the Plan Sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	You have separated from service with the Plan Sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 403(b). A partial or full distribution of Purchase Payments to a Roth 403(b) account and earnings credited on those Purchase Payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) account is defined as a distribution that meets the following two requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
	•	The first taxable year you, as applicable, made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;
	•	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
	•	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

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Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) Plan Sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (401(a), 403(b) and Roth 403(b) Plans)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.
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Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 73 (or such age and time as prescribed by the IRC section 401(a)(9)) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 403(b) and Roth 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 73 (or such age and time as prescribed by the IRC section 401(a)(9)); or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (401(a), 403(b) and Roth 403(b) Plans)

Upon your death, any remaining interest in a 401(a), 403(b) or Roth 403(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

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The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

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The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 403(b) and Roth 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of Purchase Payments made by salary reduction to a Roth account and earnings credited on those Purchase Payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 403(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 403(b) plan to the extent such amounts are attributable to rollovers from a 401(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

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Assignment and Other Transfers

401(a), 403(b) and Roth 403(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contract. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contract) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

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OTHER TOPICS

Right to Cancel

When and How to Cancel. If the Contract Holder chooses to cancel a Contract, we must receive the Contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the Contract Holder’s receipt of the Contract.

If you wish to cancel participation in the Contract and are allowed to do so under the Contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days (or a longer period if required by state law) after you receive confirmation of your participation in the Contract.

Refunds. We will produce a refund no later than seven calendar days after Customer Service receives the required documents and written notice in Good Order. The refund will equal amounts contributed to the Contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the Contract will not be returned. When a refund of contributions is not required, the Investor bears any investment risk.

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the Contract through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contract.

Registered representatives of distributors who solicit sales of the Contract typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives who offer and sell the Contract may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

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We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain Purchase Payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total Purchase Payments. In certain situations, we may reduce the compensation we pay if we have agreed with a Plan Sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to Contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contract or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contract or if the overall amount of investments in the Contract and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contract or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of the Contract described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the Contract to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
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•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of the contract; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 distributors that, during 2022, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.;	14.	Cetera Advisors LLC;
2.	Regulus Advisors, LLC;	15.	CapFinancial Securities, LLC;
3.	LPL Financial LLC;	16.	MMA Securities LLC;
4.	Cetera Advisor Networks LLC;	17.	Morgan Stanley Smith Barney LLC;
5.	Royal Alliance Associates, Inc.;	18.	GWN Securities Inc.;
6.	Securities America, Inc.;	19.	Northwestern Mutual Investment Services, Inc.;
7.	American Portfolios Financial Services, Inc.;	20.	Kestra Investment Services, LLC;
8.	Harbour Investments, Inc.;	21.	Cadaret, Grant & Co., Inc.;
9.	Pensionmark Securities, LLC;	22.	Cetera Investment Services LLC;
10.	Woodbury Financial Services, Inc.;	23.	SagePoint Financial, Inc.;
11.	Sigma Financial Corporation;	24.	M Holdings Securities, Inc; and
12.	Lincoln Financial Advisors Corporation;	25.	Lockton Investment Securities, LLC
13.	PlanMember Securities Corporation;

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contract. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contract over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

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Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

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Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

Under certain Contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.
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The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account I and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K190. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.95%	6.87%	11.54%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is no longer available to new investments under your plan.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity IncomeSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	4.96%	8.16%	10.19%
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)[3] Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[4,5] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.03%	-18.74%	7.11%	10.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expense.
[3]	This Fund is no longer available to new investments under your plan.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is closed to new retirement plans.
PRO.130822-23	58

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[7]	This Fund is closed to new retirement plans.
PRO.130822-23	59

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
PRO.130822-23	60

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.86%	2.41%	8.42%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
PRO.130822-23	61

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is closed to new retirement plans.
PRO.130822-23	62

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn7,** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into the Wanger Acorn.
[7]	This Fund is closed to new retirement plans.

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APPENDIX B: FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be during the Accumulation Phase. The amount allocated to the Fixed Plus Account is held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about this option may be found in the Contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account Value as a partial withdrawal in each 12 month period. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option. We also waive the 20% limit for withdrawals due to your death before Income Phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all Subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the Contract or certificate/enrollment materials.

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Request for Full Withdrawal. If the Contract Holder or you, if allowed by the plan, requests a full withdrawal of your Account Value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

•	One-fifth of the value in the Fixed Plus Account on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or Income Phase payments made during the past 12 months;
•	One-fourth of the remaining value in the Fixed Plus Account 12 months later;
•	One-third of the remaining value in the Fixed Plus Account 12 months later;
•	One-half of the remaining value in the Fixed Plus Account 12 months later; and
•	The balance of the value in the Fixed Plus Account 12 months later.

Once a request is received for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the Accumulation Phase; or
•	Due to the election of an Income Phase payment option; or
•	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

•	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
	•	The hardship is certified by the employer;
	•	The amount is paid directly to you; and
	•	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant Contract during that same period;
•	Due to your separation from service with the employer, provided that all the following apply:
	•	The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the Contract does not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
	•	The employer certifies that you have separated from service;
	•	The amount withdrawn is paid directly to you; and
	•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period; or
•	If we terminate your account based on our right to do so for accounts below $3,500.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the Contract or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

PRO.130822-23	65

Transfers. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to Subaccounts to fund lifetime variable payments during the Income Phase. The Contract does not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of Subaccounts may vary during the income phase.

Loans. If permitted under the plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company may provide a transfer credit in certain circumstances. The transfer credit is a specified percentage of assets transferred, exchanged or rolled over into the Contract from an investment provider not affiliated with the Company and is subject to state approval and certain time limitations and other conditions and restrictions as defined by the Company. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. Any transfer credit will be allocated to and subject to the terms and conditions associated with the Fixed Plus Account.

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APPENDIX C: FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the Accumulation Phase, if selected by the Contract Holder. If the Fixed Plus Account II A is available to you, the Fixed Account investment option (hereinafter referred to as the “Closed Fixed Account”) is closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to the Closed Fixed Account investment option will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain Contracts, or in certain plans.

The amount allocated to the Fixed Plus Account II A is held in the Company’s General Account which supports our insurance and annuity obligations. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about this option may be found in an endorsement to the Contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including a systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

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Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option (Contracts with the Fixed Plus Account II A option require that the Income Phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
	•	Separation from service is documented in a form acceptable to us;
	•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
	•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
	•	Financial hardship;
	•	Unforeseeable emergency;
	•	In-service distribution permitted by the plan;
	•	Disability certified by your employer, if applicable, and paid directly to you;
•	Due to a loan taken in accordance with the terms of the plan; and
•	When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from General Account assets will be deducted first from amounts allocated to the Closed Fixed Account, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the Contract Holder or you, as applicable, as allowed by the plan and permitted under the Contract, request a full withdrawal of your Account Value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•	One-fifth of the value in the individual Fixed Plus Account II A, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-fourth of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-third of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you, made during the prior 12 months;
•	One-half of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months; and
•	The balance of the value in the Fixed Plus Account II A 12 months later.
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We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The Contract Holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the Accumulation Phase if the amount is paid within six months of your death;
•	Due to the election of a lifetime Income Phase payment option or a nonlifetime Income Phase payment option on a fixed basis;
•	When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;
•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
	•	Separation from service is documented in a form acceptable to us;
	•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
	•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
	•	Financial hardship;
	•	Unforeseeable emergency;
	•	In-service distribution permitted by the plan; or
	•	Disability certified by your employer, if applicable, and paid directly to you; and
•	Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from General Account assets will be deducted first from amounts allocated to the Closed Fixed Account, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

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Transfers from the Fixed Plus Account II A. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your Account Value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to Income Phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from General Account assets will be deducted first from amounts allocated to the Closed Fixed Account, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from Account Values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain Fixed Interest Options. See “CHARGES AND FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the Contract, amounts that would have been reinstated to the Closed Fixed Account, as applicable, may instead be reinstated to the Fixed Plus Account II A.

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APPENDIX D: PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Tax Code Sections 403(b) (including Roth 403(b)) or 401(a) (“Plan”) and has purchased an Voya Retirement Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•	The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b) (including Roth 403(b)), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account;
•	The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company;
•	The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;
•	On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and
•	In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.
PRO.130822-23	71

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=92912K190 or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000021919

PRO.130822-23	72

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT I
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2023

RETIREMENT MASTER

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2023 for the Voya Retirement Insurance and Annuity Company Contract referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001.

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc., which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to that offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I
(THE “SEPARATE ACCOUNT”)

The Separate Account was established in 1994 as a separate account of Aetna Insurance Company of America, which became ING Insurance Company of America. In connection with the merger of ING Insurance Company of America with and into ING Life Insurance and Annuity Company, the Separate Account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The Separate Account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Purchase Payments to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

A complete description of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

2

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contract by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contract to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

Experts

The statements of assets and liabilities of Variable Annuity Account I as of December 31, 2022, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contract is distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contract is continuous. A description of the manner in which the contract is purchased may be found in the prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2022, 2021 and 2020 amounted to $4,270.59, $2,780.99 and 680,820.12 respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of the Company.

3

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

4

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT - The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account I and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account I:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2022
•	Statements of Operations for the year ended December 31, 2022
•	Statements of Changes in Net Assets for the years ended December 31, 2022 and 2021
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2022 and 2021
•	Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Cash Flows for the years ended December 31, 2022, 2021 and 2020
•	Notes to Consolidated Financial Statements
6

FINANCIAL STATEMENTS

Variable Annuity Account I of

Voya Retirement Insurance and Annuity Company

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT I OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account I of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account I of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
March 31, 2023

Appendix

Subaccounts comprising Variable Annuity Account I of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Core Equity Fund - Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Main Street Fund - Series I
Artisan International Fund - Investor Shares
Calvert VP SRI Balanced Portfolio
American Funds® EuroPacific Growth Fund® - Class R-4
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II - Primary Shares
Federated Hermes Kaufmann Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
American Funds® The Growth Fund of America® - Class R-4
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
VY® T. Rowe Price International Stock Portfolio - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Global Bond Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Global Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Select

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Main Street Fund - Series I	Artisan International Fund - Investor Shares	Calvert VP SRI Balanced Portfolio	American Funds® EuroPacific Growth Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$6,737	$71	$36	$82	$21,611
Total assets	6,737	71	36	82	21,611
Net assets	$6,737	$71	$36	$82	$21,611

Net assets
Accumulation units	$6,737	$—	$36	$82	$21,611
Contracts in payout (annuitization)	—	71	—	—	—
Total net assets	$6,737	$71	$36	$82	$21,611

Total number of mutual fund shares	274,438	4,393	1,520	39,854	451,661

Cost of mutual fund shares	$8,620	$96	$46	$84	$22,444

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$168	$274	$164	$1,053	$2,434
Total assets	168	274	164	1,053	2,434
Net assets	$168	$274	$164	$1,053	$2,434

Net assets
Accumulation units	$107	$273	$159	$1,053	$2,422
Contracts in payout (annuitization)	61	1	5	—	12
Total net assets	$168	$274	$164	$1,053	$2,434

Total number of mutual fund shares	18,305	273,755	30,620	69,711	287,741

Cost of mutual fund shares	$192	$274	$188	$1,239	$2,918
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$16,977	$2	$32,418	$4,656	$58
Total assets	16,977	2	32,418	4,656	58
Net assets	$16,977	$2	$32,418	$4,656	$58

Net assets
Accumulation units	$16,977	$—	$32,418	$4,656	$58
Contracts in payout (annuitization)	—	2	—	—	—
Total net assets	$16,977	$2	$32,418	$4,656	$58

Total number of mutual fund shares	720,617	484	855,829	12,425	5,417

Cost of mutual fund shares	$16,229	$3	$31,506	$2,919	$70

	American Funds® The Growth Fund of America® - Class R-4	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$47,647	$2,364	$1	$5	$1
Total assets	47,647	2,364	1	5	1
Net assets	$47,647	$2,364	$1	$5	$1

Net assets
Accumulation units	$47,647	$2,364	$1	$5	$1
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$47,647	$2,364	$1	$5	$1

Total number of mutual fund shares	973,807	67,690	50	319	56

Cost of mutual fund shares	$46,598	$2,657	$1	$6	$1
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$10,584	$11,993	$15,458	$62	$24
Total assets	10,584	11,993	15,458	62	24
Net assets	$10,584	$11,993	$15,458	$62	$24

Net assets
Accumulation units	$10,561	$11,992	$15,456	$62	$24
Contracts in payout (annuitization)	23	1	2	—	—
Total net assets	$10,584	$11,993	$15,458	$62	$24

Total number of mutual fund shares	811,086	11,993,409	1,454,257	7,388	2,718

Cost of mutual fund shares	$11,573	$11,993	$18,715	$80	$28

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,067	$9,623	$483	$627	$27
Total assets	1,067	9,623	483	627	27
Net assets	$1,067	$9,623	$483	$627	$27

Net assets
Accumulation units	$1,067	$9,609	$483	$627	$27
Contracts in payout (annuitization)	—	14	—	—	—
Total net assets	$1,067	$9,623	$483	$627	$27

Total number of mutual fund shares	129,477	973,990	97,364	83,990	2,578

Cost of mutual fund shares	$1,255	$15,334	$621	$758	$33
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2	$83	$35,271	$347	$23
Total assets	2	83	35,271	347	23
Net assets	$2	$83	$35,271	$347	$23

Net assets
Accumulation units	$2	$83	$35,271	$347	$23
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2	$83	$35,271	$347	$23

Total number of mutual fund shares	247	8,928	2,235,219	38,357	1,093

Cost of mutual fund shares	$3	$109	$35,722	$372	$25

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$243	$56,166	$6,315	$320	$2
Total assets	243	56,166	6,315	320	2
Net assets	$243	$56,166	$6,315	$320	$2

Net assets
Accumulation units	$243	$56,166	$6,314	$303	$2
Contracts in payout (annuitization)	—	—	1	17	—
Total net assets	$243	$56,166	$6,315	$320	$2

Total number of mutual fund shares	20,244	2,262,076	771,041	35,299	243

Cost of mutual fund shares	$370	$61,928	$8,245	$372	$3
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Baron Growth Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$11,354	$3,128	$24,966	$1,808	$11,771
Total assets	11,354	3,128	24,966	1,808	11,771
Net assets	$11,354	$3,128	$24,966	$1,808	$11,771

Net assets
Accumulation units	$11,354	$3,128	$24,945	$1,808	$11,579
Contracts in payout (annuitization)	—	—	21	—	192
Total net assets	$11,354	$3,128	$24,966	$1,808	$11,771

Total number of mutual fund shares	520,852	76,388	1,642,557	211,169	199,981

Cost of mutual fund shares	$13,269	$3,377	$30,376	$2,337	$17,635

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$415	$1,132	$955	$3,213	$29
Total assets	415	1,132	955	3,213	29
Net assets	$415	$1,132	$955	$3,213	$29

Net assets
Accumulation units	$412	$1,132	$955	$3,100	$29
Contracts in payout (annuitization)	3	—	—	113	—
Total net assets	$415	$1,132	$955	$3,213	$29

Total number of mutual fund shares	39,372	94,319	82,512	190,363	2,670

Cost of mutual fund shares	$475	$1,081	$1,123	$4,665	$28
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$611	$28,286	$484	$7,688	$694
Total assets	611	28,286	484	7,688	694
Net assets	$611	$28,286	$484	$7,688	$694

Net assets
Accumulation units	$557	$28,286	$479	$7,688	$694
Contracts in payout (annuitization)	54	—	5	—	—
Total net assets	$611	$28,286	$484	$7,688	$694

Total number of mutual fund shares	29,141	1,634,148	48,857	166,996	26,429

Cost of mutual fund shares	$697	$31,548	$488	$6,728	$583

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,888	$396	$107	$175	$29,711
Total assets	3,888	396	107	175	29,711
Net assets	$3,888	$396	$107	$175	$29,711

Net assets
Accumulation units	$3,888	$396	$107	$175	$29,639
Contracts in payout (annuitization)	—	—	—	—	72
Total net assets	$3,888	$396	$107	$175	$29,711

Total number of mutual fund shares	147,346	15,144	3,435	13,916	2,312,172

Cost of mutual fund shares	$3,059	$276	$126	$207	$38,740
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger Select
Assets
Investments in mutual funds
at fair value	$9,213	$62	$1	$112	$2
Total assets	9,213	62	1	112	2
Net assets	$9,213	$62	$1	$112	$2

Net assets
Accumulation units	$9,213	$62	$1	$112	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,213	$62	$1	$112	$2

Total number of mutual fund shares	2,236,130	21,598	66	7,862	255

Cost of mutual fund shares	$15,518	$119	$2	$172	$3
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Main Street Fund - Series I	Artisan International Fund - Investor Shares	Calvert VP SRI Balanced Portfolio	American Funds® EuroPacific Growth Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$68	$1	$—	$1	$263
Expenses:
Mortality and expense risk charges	67	1	—	1	211
Net investment income (loss)	1	—	—	—	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(74)	1	—	—	501
Capital gains distributions	1,154	29	—	8	123
Total realized gain (loss) on investments
and capital gains distributions	1,080	30	—	8	624
Net unrealized appreciation
(depreciation) of investments	(2,970)	(50)	(10)	(25)	(7,747)
Net realized and unrealized gain (loss)
on investments	(1,890)	(20)	(10)	(17)	(7,123)
Net increase (decrease) in net assets
resulting from operations	$(1,889)	$(20)	$(10)	$(17)	$(7,071)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$3	$3	$10	$—	$50
Expenses:
Mortality and expense risk charges	2	4	3	17	37
Net investment income (loss)	1	(1)	7	(17)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	(5)	(7)	2
Capital gains distributions	—	—	—	148	621
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(5)	141	623
Net unrealized appreciation
(depreciation) of investments	(28)	—	(29)	(620)	(1,092)
Net realized and unrealized gain (loss)
on investments	(29)	—	(34)	(479)	(469)
Net increase (decrease) in net assets
resulting from operations	$(28)	$(1)	$(27)	$(496)	$(456)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$329	$—	$184	$80	$1
Expenses:
Mortality and expense risk charges	150	—	330	78	1
Net investment income (loss)	179	—	(146)	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	—	503	541	—
Capital gains distributions	574	—	1,741	46	3
Total realized gain (loss) on investments
and capital gains distributions	636	—	2,244	587	3
Net unrealized appreciation
(depreciation) of investments	(1,827)	—	(14,596)	(1,883)	(13)
Net realized and unrealized gain (loss)
on investments	(1,191)	—	(12,352)	(1,296)	(10)
Net increase (decrease) in net assets
resulting from operations	$(1,012)	$—	$(12,498)	$(1,294)	$(10)

	American Funds® The Growth Fund of America® - Class R-4	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$126	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	520	24	—	—	—
Net investment income (loss)	(394)	(24)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,556	31	—	—	—
Capital gains distributions	1,731	216	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	4,287	247	—	1	—
Net unrealized appreciation
(depreciation) of investments	(27,602)	(815)	—	(1)	—
Net realized and unrealized gain (loss)
on investments	(23,315)	(568)	—	—	—
Net increase (decrease) in net assets
resulting from operations	$(23,709)	$(592)	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$200	$172	$493	$1	$1
Expenses:
Mortality and expense risk charges	111	126	170	1	—
Net investment income (loss)	89	46	323	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	295	—	(440)	(1)	1
Capital gains distributions	1,424	—	49	5	2
Total realized gain (loss) on investments
and capital gains distributions	1,719	—	(391)	4	3
Net unrealized appreciation
(depreciation) of investments	(4,256)	—	(3,040)	(17)	(9)
Net realized and unrealized gain (loss)
on investments	(2,537)	—	(3,431)	(13)	(6)
Net increase (decrease) in net assets
resulting from operations	$(2,448)	$46	$(3,108)	$(13)	$(5)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$71	$—	$7	$14	$—
Expenses:
Mortality and expense risk charges	17	160	5	9	—
Net investment income (loss)	54	(160)	2	5	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(31)	(346)	(4)	(1)	1
Capital gains distributions	—	3,765	149	63	4
Total realized gain (loss) on investments
and capital gains distributions	(31)	3,419	145	62	5
Net unrealized appreciation
(depreciation) of investments	(221)	(7,945)	(155)	(178)	(12)
Net realized and unrealized gain (loss)
on investments	(252)	(4,526)	(10)	(116)	(7)
Net increase (decrease) in net assets
resulting from operations	$(198)	$(4,686)	$(8)	$(111)	$(7)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$1	$501	$19	$—
Expenses:
Mortality and expense risk charges	—	1	349	6	—
Net investment income (loss)	—	—	152	13	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	528	(4)	—
Capital gains distributions	—	10	3,710	—	3
Total realized gain (loss) on investments
and capital gains distributions	—	10	4,238	(4)	3
Net unrealized appreciation
(depreciation) of investments	(1)	(26)	(13,101)	(81)	(5)
Net realized and unrealized gain (loss)
on investments	(1)	(16)	(8,863)	(85)	(2)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(16)	$(8,711)	$(72)	$(2)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$747	$1	$202	$15
Expenses:
Mortality and expense risk charges	4	542	—	67	4
Net investment income (loss)	(4)	205	1	135	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	218	(9)	(199)	(7)
Capital gains distributions	72	7,259	7	—	—
Total realized gain (loss) on investments
and capital gains distributions	70	7,477	(2)	(199)	(7)
Net unrealized appreciation
(depreciation) of investments	(157)	(16,378)	(11)	(1,549)	(36)
Net realized and unrealized gain (loss)
on investments	(87)	(8,901)	(13)	(1,748)	(43)
Net increase (decrease) in net assets
resulting from operations	$(91)	$(8,696)	$(12)	$(1,613)	$(32)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$56	$—	$—
Expenses:
Mortality and expense risk charges	—	109	47	298	27
Net investment income (loss)	—	(109)	9	(298)	(27)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(127)	36	(262)	(4)
Capital gains distributions	—	1,337	470	4,337	462
Total realized gain (loss) on investments
and capital gains distributions	—	1,210	506	4,075	458
Net unrealized appreciation
(depreciation) of investments	(1)	(4,955)	(850)	(16,935)	(1,077)
Net realized and unrealized gain (loss)
on investments	(1)	(3,745)	(344)	(12,860)	(619)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(3,854)	$(335)	$(13,158)	$(646)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$16	$39	$32	$39
Expenses:
Mortality and expense risk charges	136	6	17	15	54
Net investment income (loss)	(136)	10	22	17	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(334)	(2)	6	(11)	(350)
Capital gains distributions	2,503	36	153	108	466
Total realized gain (loss) on investments
and capital gains distributions	2,169	34	159	97	116
Net unrealized appreciation
(depreciation) of investments	(10,856)	(137)	(472)	(352)	(799)
Net realized and unrealized gain (loss)
on investments	(8,687)	(103)	(313)	(255)	(683)
Net increase (decrease) in net assets
resulting from operations	$(8,823)	$(93)	$(291)	$(238)	$(698)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$6	$282	$15	$38
Expenses:
Mortality and expense risk charges	—	10	283	7	126
Net investment income (loss)	1	(4)	(1)	8	(88)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(6)	(993)	20	301
Capital gains distributions	1	186	6,631	—	758
Total realized gain (loss) on investments
and capital gains distributions	1	180	5,638	20	1,059
Net unrealized appreciation
(depreciation) of investments	(4)	(347)	(11,196)	(118)	(4,533)
Net realized and unrealized gain (loss)
on investments	(3)	(167)	(5,558)	(98)	(3,474)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(171)	$(5,559)	$(90)	$(3,562)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$5	$54	$6	$—	$2
Expenses:
Mortality and expense risk charges	11	57	6	2	3
Net investment income (loss)	(6)	(3)	—	(2)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	95	171	26	2	1
Capital gains distributions	28	—	—	12	16
Total realized gain (loss) on investments
and capital gains distributions	123	171	26	14	17
Net unrealized appreciation
(depreciation) of investments	(320)	(466)	(66)	(60)	(71)
Net realized and unrealized gain (loss)
on investments	(197)	(295)	(40)	(46)	(54)
Net increase (decrease) in net assets
resulting from operations	$(203)	$(298)	$(40)	$(48)	$(55)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	302	95	1	—	2
Net investment income (loss)	(302)	(95)	(1)	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,562)	(463)	(9)	—	(1)
Capital gains distributions	8,538	6,204	45	—	26
Total realized gain (loss) on investments
and capital gains distributions	6,976	5,741	36	—	25
Net unrealized appreciation
(depreciation) of investments	(13,421)	(9,030)	(69)	(1)	(60)
Net realized and unrealized gain (loss)
on investments	(6,445)	(3,289)	(33)	(1)	(35)
Net increase (decrease) in net assets
resulting from operations	$(6,747)	$(3,384)	$(34)	$(1)	$(37)

Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—
Expenses:
Mortality and expense risk charges	—
Net investment income (loss)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—
Capital gains distributions	1
Total realized gain (loss) on investments
and capital gains distributions	1
Net unrealized appreciation
(depreciation) of investments	(2)
Net realized and unrealized gain (loss)
on investments	(1)
Net increase (decrease) in net assets
resulting from operations	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Main Street Fund - Series I	Artisan International Fund - Investor Shares	Calvert VP SRI Balanced Portfolio	American Funds® EuroPacific Growth Fund® - Class R-4
Net assets at January 1, 2021	$7,214	$79	$42	$87	$32,115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	—	—	—	130
Total realized gain (loss) on investments
and capital gains distributions	314	7	8	3	4,225
Net unrealized appreciation
(depreciation) of investments	1,576	14	(5)	9	(3,765)
Net increase (decrease) in net assets
resulting from operations	1,871	21	3	12	590
Changes from principal transactions:
Total unit transactions	(217)	(6)	1	—	(2,855)
Increase (decrease) in net assets
derived from principal transactions	(217)	(6)	1	—	(2,855)
Total increase (decrease) in net assets	1,654	15	4	12	(2,265)
Net assets at December 31, 2021	8,868	94	46	99	29,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	—	52
Total realized gain (loss) on investments
and capital gains distributions	1,080	30	—	8	624
Net unrealized appreciation
(depreciation) of investments	(2,970)	(50)	(10)	(25)	(7,747)
Net increase (decrease) in net assets
resulting from operations	(1,889)	(20)	(10)	(17)	(7,071)
Changes from principal transactions:
Total unit transactions	(242)	(3)	—	—	(1,168)
Increase (decrease) in net assets
derived from principal transactions	(242)	(3)	—	—	(1,168)
Total increase (decrease) in net assets	(2,131)	(23)	(10)	(17)	(8,239)
Net assets at December 31, 2022	$6,737	$71	$36	$82	$21,611
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net assets at January 1, 2021	$212	$310	$313	$1,730	$3,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	10	(24)	14
Total realized gain (loss) on investments
and capital gains distributions	1	—	(5)	164	121
Net unrealized appreciation
(depreciation) of investments	(9)	—	5	(118)	378
Net increase (decrease) in net assets
resulting from operations	(7)	(4)	10	22	513
Changes from principal transactions:
Total unit transactions	(14)	(21)	(60)	(149)	(495)
Increase (decrease) in net assets
derived from principal transactions	(14)	(21)	(60)	(149)	(495)
Total increase (decrease) in net assets	(21)	(25)	(50)	(127)	18
Net assets at December 31, 2021	191	285	263	1,603	3,260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	7	(17)	13
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(5)	141	623
Net unrealized appreciation
(depreciation) of investments	(28)	—	(29)	(620)	(1,092)
Net increase (decrease) in net assets
resulting from operations	(28)	(1)	(27)	(496)	(456)
Changes from principal transactions:
Total unit transactions	5	(10)	(72)	(54)	(370)
Increase (decrease) in net assets
derived from principal transactions	5	(10)	(72)	(54)	(370)
Total increase (decrease) in net assets	(23)	(11)	(99)	(550)	(826)
Net assets at December 31, 2022	$168	$274	$164	$1,053	$2,434
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2021	$15,180	$3	$39,339	$6,515	$75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	—	(361)	(13)	—
Total realized gain (loss) on investments
and capital gains distributions	2,095	—	6,998	1,069	5
Net unrealized appreciation
(depreciation) of investments	1,250	—	3,546	573	(7)
Net increase (decrease) in net assets
resulting from operations	3,506	—	10,183	1,629	(2)
Changes from principal transactions:
Total unit transactions	(1,384)	—	(2,937)	(1,203)	(2)
Increase (decrease) in net assets
derived from principal transactions	(1,384)	—	(2,937)	(1,203)	(2)
Total increase (decrease) in net assets	2,122	—	7,246	426	(4)
Net assets at December 31, 2021	17,302	3	46,585	6,941	71

Increase (decrease) in net assets
Operations:
Net investment income (loss)	179	—	(146)	2	—
Total realized gain (loss) on investments
and capital gains distributions	636	—	2,244	587	3
Net unrealized appreciation
(depreciation) of investments	(1,827)	—	(14,596)	(1,883)	(13)
Net increase (decrease) in net assets
resulting from operations	(1,012)	—	(12,498)	(1,294)	(10)
Changes from principal transactions:
Total unit transactions	687	(1)	(1,669)	(991)	(3)
Increase (decrease) in net assets
derived from principal transactions	687	(1)	(1,669)	(991)	(3)
Total increase (decrease) in net assets	(325)	(1)	(14,167)	(2,285)	(13)
Net assets at December 31, 2022	$16,977	$2	$32,418	$4,656	$58
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	American Funds® The Growth Fund of America® - Class R-4	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
Net assets at January 1, 2021	$71,207	$2,340	$1	$4	$1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(660)	(18)	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	10,660	370	—	—	—
Net unrealized appreciation
(depreciation) of investments	2,511	188	—	1	—
Net increase (decrease) in net assets
resulting from operations	12,511	540	—	1	—
Changes from principal transactions:
Total unit transactions	(6,661)	79	—	—	—
Increase (decrease) in net assets
derived from principal transactions	(6,661)	79	—	—	—
Total increase (decrease) in net assets	5,850	619	—	1	—
Net assets at December 31, 2021	77,057	2,959	1	5	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(394)	(24)	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,287	247	—	1	—
Net unrealized appreciation
(depreciation) of investments	(27,602)	(815)	—	(1)	—
Net increase (decrease) in net assets
resulting from operations	(23,709)	(592)	—	—	—
Changes from principal transactions:
Total unit transactions	(5,701)	(3)	—	—	—
Increase (decrease) in net assets
derived from principal transactions	(5,701)	(3)	—	—	—
Total increase (decrease) in net assets	(29,410)	(595)	—	—	—
Net assets at December 31, 2022	$47,647	$2,364	$1	$5	$1
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2021	$13,510	$12,048	$23,732	$88	$36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	(119)	455	1	—
Total realized gain (loss) on investments
and capital gains distributions	900	10	8	(1)	1
Net unrealized appreciation
(depreciation) of investments	910	—	(893)	7	—
Net increase (decrease) in net assets
resulting from operations	1,909	(109)	(430)	7	1
Changes from principal transactions:
Total unit transactions	(1,438)	(729)	(2,417)	(17)	1
Increase (decrease) in net assets
derived from principal transactions	(1,438)	(729)	(2,417)	(17)	1
Total increase (decrease) in net assets	471	(838)	(2,847)	(10)	2
Net assets at December 31, 2021	13,981	11,210	20,885	78	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	46	323	—	1
Total realized gain (loss) on investments
and capital gains distributions	1,719	—	(391)	4	3
Net unrealized appreciation
(depreciation) of investments	(4,256)	—	(3,040)	(17)	(9)
Net increase (decrease) in net assets
resulting from operations	(2,448)	46	(3,108)	(13)	(5)
Changes from principal transactions:
Total unit transactions	(949)	737	(2,319)	(3)	(9)
Increase (decrease) in net assets
derived from principal transactions	(949)	737	(2,319)	(3)	(9)
Total increase (decrease) in net assets	(3,397)	783	(5,427)	(16)	(14)
Net assets at December 31, 2022	$10,584	$11,993	$15,458	$62	$24
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2021	$1,537	$15,058	$66	$707	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	(208)	3	5	—
Total realized gain (loss) on investments
and capital gains distributions	2	3,164	29	24	2
Net unrealized appreciation
(depreciation) of investments	(5)	(517)	6	(6)	4
Net increase (decrease) in net assets
resulting from operations	61	2,439	38	23	6
Changes from principal transactions:
Total unit transactions	121	(2,178)	195	(31)	—
Increase (decrease) in net assets
derived from principal transactions	121	(2,178)	195	(31)	—
Total increase (decrease) in net assets	182	261	233	(8)	6
Net assets at December 31, 2021	1,719	15,319	299	699	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	54	(160)	2	5	—
Total realized gain (loss) on investments
and capital gains distributions	(31)	3,419	145	62	5
Net unrealized appreciation
(depreciation) of investments	(221)	(7,945)	(155)	(178)	(12)
Net increase (decrease) in net assets
resulting from operations	(198)	(4,686)	(8)	(111)	(7)
Changes from principal transactions:
Total unit transactions	(454)	(1,010)	192	39	(18)
Increase (decrease) in net assets
derived from principal transactions	(454)	(1,010)	192	39	(18)
Total increase (decrease) in net assets	(652)	(5,696)	184	(72)	(25)
Net assets at December 31, 2022	$1,067	$9,623	$483	$627	$27
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2021	$3	$92	$38,406	$513	$20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	85	4	—
Total realized gain (loss) on investments
and capital gains distributions	—	13	5,618	8	—
Net unrealized appreciation
(depreciation) of investments	—	(2)	4,439	2	5
Net increase (decrease) in net assets
resulting from operations	—	14	10,142	14	5
Changes from principal transactions:
Total unit transactions	—	(7)	(3,082)	(47)	—
Increase (decrease) in net assets
derived from principal transactions	—	(7)	(3,082)	(47)	—
Total increase (decrease) in net assets	—	7	7,060	(33)	5
Net assets at December 31, 2021	3	99	45,466	480	25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	152	13	—
Total realized gain (loss) on investments
and capital gains distributions	—	10	4,238	(4)	3
Net unrealized appreciation
(depreciation) of investments	(1)	(26)	(13,101)	(81)	(5)
Net increase (decrease) in net assets
resulting from operations	(1)	(16)	(8,711)	(72)	(2)
Changes from principal transactions:
Total unit transactions	—	—	(1,484)	(61)	—
Increase (decrease) in net assets
derived from principal transactions	—	—	(1,484)	(61)	—
Total increase (decrease) in net assets	(1)	(16)	(10,195)	(133)	(2)
Net assets at December 31, 2022	$2	$83	$35,271	$347	$23
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2021	$367	$60,995	$77	$10,337	$239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(76)	(1)	185	4
Total realized gain (loss) on investments
and capital gains distributions	34	8,021	13	297	(5)
Net unrealized appreciation
(depreciation) of investments	(72)	2,295	(12)	(1,035)	26
Net increase (decrease) in net assets
resulting from operations	(43)	10,240	—	(553)	25
Changes from principal transactions:
Total unit transactions	22	(4,094)	(10)	(1,141)	83
Increase (decrease) in net assets
derived from principal transactions	22	(4,094)	(10)	(1,141)	83
Total increase (decrease) in net assets	(21)	6,146	(10)	(1,694)	108
Net assets at December 31, 2021	346	67,141	67	8,643	347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	205	1	135	11
Total realized gain (loss) on investments
and capital gains distributions	70	7,477	(2)	(199)	(7)
Net unrealized appreciation
(depreciation) of investments	(157)	(16,378)	(11)	(1,549)	(36)
Net increase (decrease) in net assets
resulting from operations	(91)	(8,696)	(12)	(1,613)	(32)
Changes from principal transactions:
Total unit transactions	(12)	(2,279)	(55)	(715)	5
Increase (decrease) in net assets
derived from principal transactions	(12)	(2,279)	(55)	(715)	5
Total increase (decrease) in net assets	(103)	(10,975)	(67)	(2,328)	(27)
Net assets at December 31, 2022	$243	$56,166	$—	$6,315	$320
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2021	$3	$14,528	$3,867	$39,895	$2,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(137)	(1)	(420)	(36)
Total realized gain (loss) on investments
and capital gains distributions	—	1,317	85	4,361	468
Net unrealized appreciation
(depreciation) of investments	—	1,518	555	1,549	(137)
Net increase (decrease) in net assets
resulting from operations	—	2,698	639	5,490	295
Changes from principal transactions:
Total unit transactions	—	(1,323)	(539)	(4,378)	(271)
Increase (decrease) in net assets
derived from principal transactions	—	(1,323)	(539)	(4,378)	(271)
Total increase (decrease) in net assets	—	1,375	100	1,112	24
Net assets at December 31, 2021	3	15,903	3,967	41,007	2,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(109)	9	(298)	(27)
Total realized gain (loss) on investments
and capital gains distributions	—	1,210	506	4,075	458
Net unrealized appreciation
(depreciation) of investments	(1)	(4,955)	(850)	(16,935)	(1,077)
Net increase (decrease) in net assets
resulting from operations	(1)	(3,854)	(335)	(13,158)	(646)
Changes from principal transactions:
Total unit transactions	—	(695)	(504)	(2,883)	(120)
Increase (decrease) in net assets
derived from principal transactions	—	(695)	(504)	(2,883)	(120)
Total increase (decrease) in net assets	(1)	(4,549)	(839)	(16,041)	(766)
Net assets at December 31, 2022	$2	$11,354	$3,128	$24,966	$1,808
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2021	$19,444	$715	$1,253	$877	$3,988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(194)	9	7	7	(16)
Total realized gain (loss) on investments
and capital gains distributions	2,501	43	43	49	1,856
Net unrealized appreciation
(depreciation) of investments	1,300	1	147	61	(803)
Net increase (decrease) in net assets
resulting from operations	3,607	53	197	117	1,037
Changes from principal transactions:
Total unit transactions	(1,127)	(230)	(17)	262	(455)
Increase (decrease) in net assets
derived from principal transactions	(1,127)	(230)	(17)	262	(455)
Total increase (decrease) in net assets	2,480	(177)	180	379	582
Net assets at December 31, 2021	21,924	538	1,433	1,256	4,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	10	22	17	(15)
Total realized gain (loss) on investments
and capital gains distributions	2,169	34	159	97	116
Net unrealized appreciation
(depreciation) of investments	(10,856)	(137)	(472)	(352)	(799)
Net increase (decrease) in net assets
resulting from operations	(8,823)	(93)	(291)	(238)	(698)
Changes from principal transactions:
Total unit transactions	(1,330)	(30)	(10)	(63)	(659)
Increase (decrease) in net assets
derived from principal transactions	(1,330)	(30)	(10)	(63)	(659)
Total increase (decrease) in net assets	(10,153)	(123)	(301)	(301)	(1,357)
Net assets at December 31, 2022	$11,771	$415	$1,132	$955	$3,213
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2021	$24	$747	$31,850	$738	$10,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(3)	(6)	5	(95)
Total realized gain (loss) on investments
and capital gains distributions	—	125	435	65	1,028
Net unrealized appreciation
(depreciation) of investments	4	71	7,797	(4)	1,813
Net increase (decrease) in net assets
resulting from operations	5	193	8,226	66	2,746
Changes from principal transactions:
Total unit transactions	—	(122)	(2,898)	(112)	(913)
Increase (decrease) in net assets
derived from principal transactions	—	(122)	(2,898)	(112)	(913)
Total increase (decrease) in net assets	5	71	5,328	(46)	1,833
Net assets at December 31, 2021	29	818	37,178	692	11,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	(1)	8	(88)
Total realized gain (loss) on investments
and capital gains distributions	1	180	5,638	20	1,059
Net unrealized appreciation
(depreciation) of investments	(4)	(347)	(11,196)	(118)	(4,533)
Net increase (decrease) in net assets
resulting from operations	(2)	(171)	(5,559)	(90)	(3,562)
Changes from principal transactions:
Total unit transactions	2	(36)	(3,333)	(118)	(677)
Increase (decrease) in net assets
derived from principal transactions	2	(36)	(3,333)	(118)	(677)
Total increase (decrease) in net assets	—	(207)	(8,892)	(208)	(4,239)
Net assets at December 31, 2022	$29	$611	$28,286	$484	$7,688
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2021	$943	$4,193	$459	$141	$227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	32	2	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	113	181	20	6	20
Net unrealized appreciation
(depreciation) of investments	122	644	72	11	11
Net increase (decrease) in net assets
resulting from operations	232	857	94	15	29
Changes from principal transactions:
Total unit transactions	(51)	(406)	(30)	29	20
Increase (decrease) in net assets
derived from principal transactions	(51)	(406)	(30)	29	20
Total increase (decrease) in net assets	181	451	64	44	49
Net assets at December 31, 2021	1,124	4,644	523	185	276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	—	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	123	171	26	14	17
Net unrealized appreciation
(depreciation) of investments	(320)	(466)	(66)	(60)	(71)
Net increase (decrease) in net assets
resulting from operations	(203)	(298)	(40)	(48)	(55)
Changes from principal transactions:
Total unit transactions	(227)	(458)	(87)	(30)	(46)
Increase (decrease) in net assets
derived from principal transactions	(227)	(458)	(87)	(30)	(46)
Total increase (decrease) in net assets	(430)	(756)	(127)	(78)	(101)
Net assets at December 31, 2022	$694	$3,888	$396	$107	$175
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2021	$37,716	$12,654	$105	$1	$139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(311)	(125)	(2)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	(168)	2,266	21	—	16
Net unrealized appreciation
(depreciation) of investments	5,592	(777)	(10)	—	(10)
Net increase (decrease) in net assets
resulting from operations	5,113	1,364	9	—	4
Changes from principal transactions:
Total unit transactions	(3,571)	(775)	43	—	7
Increase (decrease) in net assets
derived from principal transactions	(3,571)	(775)	43	—	7
Total increase (decrease) in net assets	1,542	589	52	—	11
Net assets at December 31, 2021	39,258	13,243	157	1	150

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(302)	(95)	(1)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	6,976	5,741	36	—	25
Net unrealized appreciation
(depreciation) of investments	(13,421)	(9,030)	(69)	(1)	(60)
Net increase (decrease) in net assets
resulting from operations	(6,747)	(3,384)	(34)	(1)	(37)
Changes from principal transactions:
Total unit transactions	(2,800)	(646)	(61)	1	(1)
Increase (decrease) in net assets
derived from principal transactions	(2,800)	(646)	(61)	1	(1)
Total increase (decrease) in net assets	(9,547)	(4,030)	(95)	—	(38)
Net assets at December 31, 2022	$29,711	$9,213	$62	$1	$112
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

Wanger Select
Net assets at January 1, 2021	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—
Total realized gain (loss) on investments
and capital gains distributions	—
Net unrealized appreciation
(depreciation) of investments	—
Net increase (decrease) in net assets
resulting from operations	—
Changes from principal transactions:
Total unit transactions	—
Increase (decrease) in net assets
derived from principal transactions	—
Total increase (decrease) in net assets	—
Net assets at December 31, 2021	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—
Total realized gain (loss) on investments
and capital gains distributions	1
Net unrealized appreciation
(depreciation) of investments	(2)
Net increase (decrease) in net assets
resulting from operations	(1)
Changes from principal transactions:
Total unit transactions	1
Increase (decrease) in net assets
derived from principal transactions	1
Total increase (decrease) in net assets	—
Net assets at December 31, 2022	$2
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. ORGANIZATION

Variable Annuity Account I of Voya Retirement Insurance and Annuity Company (the "Account") was established by Voya Retirement Insurance and Annuity Company ("VRIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2022, the Account had 65 investment divisions (the "Divisions"), 21 of which invest in independently managed mutual funds and 44 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	PIMCO VIT Real Return Portfolio - Administrative Class
Invesco V.I. Core Equity Fund - Series I	Pioneer Variable Contracts Trust:
Invesco V.I. Main Street Fund - Series I	Pioneer Equity Income VCT Portfolio - Class I
Artisan Partners Funds, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Artisan International Fund - Investor Shares	Voya Balanced Portfolio, Inc.:
Calvert Variable Series, Inc.:	Voya Balanced Portfolio - Class I
Calvert VP SRI Balanced Portfolio	Voya Government Money Market Portfolio:
EuroPacific Growth Fund:	Voya Government Money Market Portfolio - Class I
American Funds® EuroPacific Growth Fund® - Class R-4	Voya Intermediate Bond Portfolio:
Federated Hermes Insurance Series:	Voya Intermediate Bond Portfolio - Class I
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Voya Investors Trust:
Federated Hermes Government Money Fund II - Service Shares	Voya Balanced Income Portfolio - Service Class
Federated Hermes High Income Bond Fund II - Primary Shares	Voya Global Perspectives® Portfolio - Class A
Federated Hermes Kaufmann Fund II - Primary Shares	Voya High Yield Portfolio - Institutional Class
Federated Hermes Managed Volatility Fund II - Primary Shares	Voya Large Cap Growth Portfolio - Institutional Class
Fidelity Variable Insurance Products Fund:	Voya Large Cap Value Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Retirement Conservative Portfolio - Adviser Class
Fidelity® VIP High Income Portfolio - Initial Class	Voya Retirement Growth Portfolio - Adviser Class
Fidelity Variable Insurance Products Fund II:	Voya Retirement Moderate Growth Portfolio - Adviser Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Retirement Moderate Portfolio - Adviser Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya U.S. Stock Index Portfolio - Institutional Class
Fidelity Variable Insurance Products Fund V:	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® Invesco Growth and Income Portfolio - Service Class
The Growth Fund of America:	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
American Funds® The Growth Fund of America® - Class R-4	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Neuberger Berman Equity Funds:	Voya Partners, Inc.:
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	Voya Global Bond Portfolio - Initial Class
PIMCO Variable Insurance Trust:	Voya International High Dividend Low Volatility Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution Moderately Aggressive Portfolio - Service Class	Voya International Index Portfolio - Class I
VY® Baron Growth Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® Invesco Global Portfolio - Initial Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Strategic Allocation Portfolios, Inc.:	Voya Russell™ Small Cap Index Portfolio - Class I
Voya Strategic Allocation Conservative Portfolio - Class I	Voya Small Company Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I	Voya Variable Products Trust:
Voya Strategic Allocation Moderate Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Voya Variable Funds:	Voya MidCap Opportunities Portfolio - Class S
Voya Growth and Income Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Voya Variable Portfolios, Inc.:	Voya SmallCap Opportunities Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class S	Wanger Advisors Trust:
Voya Index Plus LargeCap Portfolio - Class I	Wanger Select
Voya Index Plus MidCap Portfolio - Class I

During 2022, the following Division was closed to contract owners.

Voya Investors Trust:
VY® T. Rowe Price International Stock Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:
Mortality and Expense Risk Charges
VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.
Asset-Based Administrative Charges
A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.
Contract Maintenance Charges
An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges
For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fees Waived by VRIAC
Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	$1,592	$679
Invesco V.I. Main Street Fund - Series I	30	5
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	1	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	10	2
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-4	998	1,989
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	11	6
Federated Hermes Government Money Fund II - Service Shares	138	148
Federated Hermes High Income Bond Fund II - Primary Shares	12	76
Federated Hermes Kaufmann Fund II - Primary Shares	148	71
Federated Hermes Managed Volatility Fund II - Primary Shares	681	418
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,018	1,577
Fidelity® VIP High Income Portfolio - Initial Class	—	—
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,697	2,770
Fidelity® VIP Index 500 Portfolio - Initial Class	310	1,253
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5	4
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-4	2,338	6,700
Neuberger Berman Equity Funds:
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	432	243
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	—	—
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer Mid Cap Value VCT Portfolio - Class I	—	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,133	1,568
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	5,706	4,923
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,004	2,950
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	7	6
Voya Global Perspectives® Portfolio - Class A	2	8
Voya High Yield Portfolio - Institutional Class	85	485
Voya Large Cap Growth Portfolio - Institutional Class	3,784	1,189
Voya Large Cap Value Portfolio - Service Class	409	65
Voya Retirement Conservative Portfolio - Adviser Class	131	23
Voya Retirement Growth Portfolio - Adviser Class	5	18
Voya Retirement Moderate Growth Portfolio - Adviser Class	—	—
Voya Retirement Moderate Portfolio - Adviser Class	10	1
Voya U.S. Stock Index Portfolio - Institutional Class	6,029	3,650
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	67	115
VY® Invesco Growth and Income Portfolio - Service Class	3	—

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	$78	$22
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	10,409	5,209
VY® T. Rowe Price International Stock Portfolio - Service Class	8	55
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	250	831
Voya International High Dividend Low Volatility Portfolio - Initial Class	62	46
Voya Solution Moderately Aggressive Portfolio - Service Class	1	—
VY® Baron Growth Portfolio - Service Class	1,569	1,036
VY® Invesco Equity and Income Portfolio - Initial Class	536	561
VY® Invesco Global Portfolio - Initial Class	4,673	3,516
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	504	189
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	3,273	2,236
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	52	36
Voya Strategic Allocation Growth Portfolio - Class I	191	27
Voya Strategic Allocation Moderate Portfolio - Class I	169	107
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	834	1,042
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	7	3
Voya Index Plus LargeCap Portfolio - Class I	276	131
Voya Index Plus MidCap Portfolio - Class I	7,273	3,975
Voya International Index Portfolio - Class I	79	189
Voya Russell™ Large Cap Growth Index Portfolio - Class I	866	873
Voya Russell™ Large Cap Index Portfolio - Class I	89	294
Voya Russell™ Large Cap Value Index Portfolio - Class I	230	691
Voya Russell™ Large Cap Value Index Portfolio - Class S	5	93
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	12	32
Voya Russell™ Small Cap Index Portfolio - Class I	21	52
Voya Small Company Portfolio - Class I	8,748	3,312
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	6,301	838
Voya MidCap Opportunities Portfolio - Class S	46	63
Voya SmallCap Opportunities Portfolio - Class I	1	—
Voya SmallCap Opportunities Portfolio - Class S	26	4
Wanger Advisors Trust:
Wanger Select	—	—

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding were as follows:

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	21,099	33,015	(11,916)	21,172	31,136	(9,964)
Invesco V.I. Main Street Fund - Series I	1	130	(129)	13,402	13,537	(135)
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	—	—	—	—	—	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	—	14	(14)	13	11	2
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-4	57,747	133,552	(75,805)	58,184	193,777	(135,593)
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	393	200	193	20,190	20,886	(696)
Federated Hermes Government Money Fund II - Service Shares	11,690	12,562	(872)	3,825	5,625	(1,800)
Federated Hermes High Income Bond Fund II - Primary Shares	12	2,002	(1,990)	2,350	3,985	(1,635)
Federated Hermes Kaufmann Fund II - Primary Shares	15	1,796	(1,781)	—	3,432	(3,432)
Federated Hermes Managed Volatility Fund II - Primary Shares	319	11,875	(11,556)	5,839	21,156	(15,317)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	100,597	74,651	25,946	51,789	106,797	(55,008)
Fidelity® VIP High Income Portfolio - Initial Class	1	10	(9)	1,016	1,026	(10)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	37,193	95,197	(58,004)	28,068	114,022	(85,954)
Fidelity® VIP Index 500 Portfolio - Initial Class	2,529	16,566	(14,037)	2,458	18,208	(15,750)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	110	(110)	2	112	(110)
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-4	29,901	212,686	(182,785)	44,291	215,288	(170,997)
Neuberger Berman Equity Funds:
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	7,983	8,876	(893)	15,072	11,827	3,245
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	—	—	—	—	—	—
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—	—	—	—	—
Pioneer Mid Cap Value VCT Portfolio - Class I	—	—	—	—	—	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	33,971	75,590	(41,619)	38,113	111,136	(73,023)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	565,269	497,471	67,798	376,609	450,860	(74,251)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	46,299	226,780	(180,481)	133,235	303,154	(169,919)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	—	317	(317)	—	974	(974)
Voya Global Perspectives® Portfolio - Class A	—	545	(545)	—	—	—
Voya High Yield Portfolio - Institutional Class	1,315	44,070	(42,755)	19,430	8,600	10,830
Voya Large Cap Growth Portfolio - Institutional Class	485	21,566	(21,081)	14,311	54,488	(40,177)
Voya Large Cap Value Portfolio - Service Class	10,596	2,456	8,140	13,622	5,213	8,409
Voya Retirement Conservative Portfolio - Adviser Class	3,725	953	2,772	3,045	5,116	(2,071)
Voya Retirement Growth Portfolio - Adviser Class	—	908	(908)	—	2	(2)
Voya Retirement Moderate Growth Portfolio - Adviser Class	—	2	(2)	—	2	(2)
Voya Retirement Moderate Portfolio - Adviser Class	—	6	(6)	9,901	9,906	(5)
Voya U.S. Stock Index Portfolio - Institutional Class	72,762	123,547	(50,785)	80,121	171,079	(90,958)

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	4,279	10,670	(6,391)	2,581	6,840	(4,259)
VY® Invesco Growth and Income Portfolio - Service Class	—	—	—	—	—	—
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	212	710	(498)	1,008	306	702
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	116,894	203,634	(86,740)	95,362	243,126	(147,764)
VY® T. Rowe Price International Stock Portfolio - Service Class	—	4,194	(4,194)	8	643	(635)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	9,401	81,901	(72,500)	25,382	121,321	(95,939)
Voya International High Dividend Low Volatility Portfolio - Initial Class	4,712	3,901	811	17,010	9,990	7,020
Voya Solution Moderately Aggressive Portfolio - Service Class	—	—	—	—	53	(53)
VY® Baron Growth Portfolio - Service Class	10,971	31,942	(20,971)	21,345	57,134	(35,789)
VY® Invesco Equity and Income Portfolio - Initial Class	376	18,848	(18,472)	8,287	27,760	(19,473)
VY® Invesco Global Portfolio - Initial Class	23,170	144,878	(121,708)	59,269	199,398	(140,129)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	883	3,506	(2,623)	544	5,594	(5,050)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	28,039	69,696	(41,657)	89,582	115,894	(26,312)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1	1,195	(1,194)	4,481	11,680	(7,199)
Voya Strategic Allocation Growth Portfolio - Class I	6	257	(251)	—	405	(405)
Voya Strategic Allocation Moderate Portfolio - Class I	914	2,900	(1,986)	9,759	2,482	7,277
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	6,648	20,747	(14,099)	55,986	65,307	(9,321)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	329	163	166	200	192	8
Voya Index Plus LargeCap Portfolio - Class I	1,275	2,101	(826)	12,189	14,214	(2,025)
Voya Index Plus MidCap Portfolio - Class I	32,472	172,839	(140,367)	55,558	172,131	(116,573)
Voya International Index Portfolio - Class I	3,239	8,190	(4,951)	5,355	10,200	(4,845)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,314	12,056	(10,742)	6,785	21,561	(14,776)
Voya Russell™ Large Cap Index Portfolio - Class I	1,121	5,244	(4,123)	1,503	2,543	(1,040)
Voya Russell™ Large Cap Value Index Portfolio - Class I	11,090	38,621	(27,531)	25,338	51,044	(25,706)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	2,650	(2,650)	—	886	(886)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	7	2,418	(2,411)	1,964	4	1,960
Voya Russell™ Small Cap Index Portfolio - Class I	370	4,125	(3,755)	8,329	6,872	1,457
Voya Small Company Portfolio - Class I	21,704	143,664	(121,960)	51,182	188,581	(137,399)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	5,252	29,188	(23,936)	33,885	57,222	(23,337)
Voya MidCap Opportunities Portfolio - Class S	7	2,310	(2,303)	2,536	1,248	1,288
Voya SmallCap Opportunities Portfolio - Class I	—	—	—	—	—	—
Voya SmallCap Opportunities Portfolio - Class S	9	119	(110)	469	182	287
Wanger Advisors Trust:
Wanger Select	—	—	—	—	—	—

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. Core Equity Fund - Series I
	2022		325	$20.59	to	$22.38	$6,737	0.87%	0.90%	to	1.00%	-21.26%	to	-21.34%
	2021		337	$26.15	to	$28.45	$8,868	0.67%	0.90%	to	1.00%	26.57%	to	26.44%
	2020		347	$20.66	to	$22.50	$7,214	1.26%	0.90%	to	1.00%	12.83%	to	12.73%
	2019		384	$18.31	to	$19.96	$7,068	0.96%	0.90%	to	1.00%	27.86%	to	27.70%
	2018		409	$14.32	to	$15.63	$5,906	0.92%	0.90%	to	1.00%	-10.22%	to	-10.33%
Invesco V.I. Main Street Fund - Series I
	2022		3		$27.38		$71	1.21%		1.25%			-21.12%
	2021		3		$34.71		$94	1.16%		1.25%			25.99%
	2020		3		$27.55		$79	1.32%		1.25%			12.49%
	2019		3		$24.49		$73	1.09%		1.25%			30.47%
	2018		3		$18.77		$59	1.21%		1.25%			-9.06%
Artisan International Fund - Investor Shares
	2022		2		$15.09		$36	0.00%		0.90%			-20.29%
	2021		2		$18.93		$46	0.00%		0.90%			8.05%
	2020		2		$17.52		$42	0.00%		0.90%			6.57%
	2019		2		$16.44		$40	0.96%		0.90%			28.04%
	2018		2		$12.84		$31	1.17%		0.90%			-11.63%
Calvert VP SRI Balanced Portfolio
	2022		3	$26.00	to	$25.58	$82	1.10%	1.25%	to	1.40%	-16.48%	to	-16.60%
	2021		3	$31.13	to	$30.68	$99	1.08%	1.25%	to	1.40%	13.65%	to	13.50%
	2020		3	$27.39	to	$27.03	$87	0.60%	1.25%	to	1.40%	13.84%	to	13.67%
	2019		10	$24.06	to	$23.78	$248	2.29%	1.25%	to	1.40%	22.82%	to	22.64%
	2018		3	$19.59	to	$19.39	$68	1.84%	1.25%	to	1.40%	-3.88%	to	-4.01%
American Funds® EuroPacific Growth Fund® - Class R-4
	2022		1,376	$15.47	to	$25.33	$21,611	1.02%	0.90%	to	1.00%	-23.68%	to	-23.77%
	2021		1,452	$20.27	to	$33.23	$29,850	1.35%	0.90%	to	1.00%	1.55%	to	1.47%
	2020		1,588	$19.96	to	$32.75	$32,115	0.18%	0.90%	to	1.00%	23.67%	to	23.54%
	2019		1,744	$16.14	to	$26.51	$28,506	1.12%	0.90%	to	1.00%	25.90%	to	25.76%
	2018		1,911	$12.82	to	$21.08	$24,811	1.16%	0.90%	to	1.00%	-15.99%	to	-16.08%
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
	2022		10	$17.03	to	$17.36	$168	1.67%	1.25%	to	1.40%	-13.64%	to	-13.76%
	2021		10	$19.72	to	$20.13	$191	1.99%	1.25%	to	1.40%	-3.29%	to	-3.41%
	2020		10	$20.39	to	$20.84	$212	2.35%	1.25%	to	1.40%	3.92%	to	3.73%
	2019		11	$19.62	to	$20.09	$213	2.10%	1.25%	to	1.40%	2.99%	to	4.42%
	2018		7		$19.24		$142	2.45%		1.40%			-0.98%
Federated Hermes Government Money Fund II - Service Shares
	2022		24	$8.91	to	$11.53	$274	1.08%	1.25%	to	1.40%	-0.11%	to	-0.26%
	2021		25	$8.92	to	$11.56	$285	0.00%	1.25%	to	1.40%	-1.22%	to	-1.45%
	2020		26	$9.03	to	$11.73	$310	0.22%	1.25%	to	1.40%	-1.10%	to	-1.18%
	2019		52	$9.13	to	$11.87	$613	1.64%	1.25%	to	1.40%	0.44%	to	0.25%
	2018		56	$9.09	to	$11.84	$664	1.38%	1.25%	to	1.40%	0.00%	to	-0.17%
Federated Hermes High Income Bond Fund II - Primary Shares
	2022		5	$29.60	to	$32.67	$164	4.68%	1.25%	to	1.40%	-12.89%	to	-13.02%
	2021		7	$33.98	to	$37.56	$263	4.86%	1.25%	to	1.40%	3.57%	to	3.39%
	2020		9	$32.81	to	$36.33	$313	5.72%	1.25%	to	1.40%	4.26%	to	4.10%
	2019		9	$31.47	to	$34.90	$316	6.65%	1.25%	to	1.40%	13.12%	to	12.94%
	2018		11	$27.82	to	$30.90	$326	8.33%	1.25%	to	1.40%	-4.50%	to	-4.66%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Federated Hermes Kaufmann Fund II - Primary Shares
	2022		36		$29.25		$1,053	0.00%		1.40%			-31.08%
	2021		38		$42.44		$1,603	0.00%		1.40%			1.07%
	2020		41		$41.99		$1,730	0.00%		1.40%			27.01%
	2019		47		$33.06		$1,557	0.00%		1.40%			31.92%
	2018		54		$25.06		$1,356	0.00%		1.40%			2.37%
Federated Hermes Managed Volatility Fund II - Primary Shares
	2022		83	$26.72	to	$29.29	$2,434	1.76%	1.25%	to	1.40%	-14.82%	to	-14.98%
	2021		95	$31.37	to	$34.45	$3,260	1.88%	1.25%	to	1.40%	17.01%	to	16.86%
	2020		110	$26.81	to	$29.48	$3,242	2.46%	1.25%	to	1.40%	-0.30%	to	-0.47%
	2019		124	$26.89	to	$29.62	$3,664	2.15%	1.25%	to	1.40%	18.72%	to	18.53%
	2018		137	$22.65	to	$24.99	$3,418	2.02%	1.25%	to	1.40%	-9.65%	to	-9.78%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		660	$25.52	to	$34.45	$16,977	1.92%	0.90%	to	1.00%	-5.83%	to	-5.93%
	2021		635	$27.10	to	$36.62	$17,302	1.92%	0.90%	to	1.00%	23.80%	to	23.67%
	2020		690	$21.89	to	$29.61	$15,180	1.62%	0.90%	to	1.00%	5.70%	to	5.64%
	2019		732	$20.71	to	$28.03	$15,256	2.04%	0.90%	to	1.00%	26.36%	to	26.15%
	2018		776	$16.39	to	$22.22	$12,799	2.28%	0.90%	to	1.00%	-9.15%	to	-9.19%
Fidelity® VIP High Income Portfolio - Initial Class
	2022		—		$17.36		$2	0.00%		1.25%			-12.46%
	2021		—		$19.83		$3	0.00%		1.25%			3.12%
	2020		—		$19.23		$3	0.00%		1.25%			1.42%
	2019		—		$18.96		$3	5.19%		1.25%			13.67%
	2018		—		$16.68		$3	5.56%		1.25%			-4.47%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2022		1,165	$27.40	to	$45.44	$32,418	0.47%	0.90%	to	1.00%	-26.97%	to	-27.05%
	2021		1,223	$37.52	to	$62.29	$46,585	0.06%	0.90%	to	1.00%	26.71%	to	26.55%
	2020		1,309	$29.61	to	$49.22	$39,339	0.24%	0.90%	to	1.00%	29.36%	to	29.25%
	2019		1,421	$22.89	to	$38.08	$32,949	0.47%	0.90%	to	1.00%	30.43%	to	30.28%
	2018		1,550	$17.55	to	$29.23	$27,523	0.74%	0.90%	to	1.00%	-7.24%	to	-7.29%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2022		70	$43.15	to	$71.47	$4,656	1.38%	1.25%	to	1.40%	-19.74%	to	-19.87%
	2021		84	$53.43	to	$88.63	$6,941	1.22%	1.25%	to	1.40%	26.97%	to	26.78%
	2020		100	$42.08	to	$69.91	$6,515	1.63%	1.25%	to	1.40%	16.76%	to	16.57%
	2019		109	$36.04	to	$59.97	$6,029	1.97%	1.25%	to	1.40%	29.73%	to	29.52%
	2018		119	$27.78	to	$46.30	$5,122	1.94%	1.25%	to	1.40%	-5.70%	to	-5.84%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2022		3		$22.13		$58	1.55%		1.40%			-13.59%
	2021		3		$25.79		$71	1.37%		1.40%			-1.98%
	2020		3		$26.31		$75	2.70%		1.40%			7.83%
	2019		3		$24.40		$73	2.53%		1.40%			8.16%
	2018		4		$22.56		$81	2.41%		1.40%			-1.96%
American Funds® The Growth Fund of America® - Class R-4
	2022		1,647	$28.57	to	$39.98	$47,647	0.20%	0.90%	to	1.00%	-31.36%	to	-31.44%
	2021		1,830	$41.62	to	$58.31	$77,057	0.03%	0.90%	to	1.00%	18.21%	to	18.08%
	2020		2,001	$35.21	to	$49.38	$71,207	0.24%	0.90%	to	1.00%	36.58%	to	36.41%
	2019		2,133	$25.78	to	$36.20	$55,558	0.69%	0.90%	to	1.00%	26.93%	to	26.84%
	2018		2,336	$20.31	to	$28.54	$47,950	0.53%	0.90%	to	1.00%	-3.84%	to	-3.94%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
	2022		93	$25.30	to	$28.49	$2,364	0.00%	0.90%	to	1.00%	-19.48%	to	-19.54%
	2021		94	$31.42	to	$35.41	$2,959	0.26%	0.90%	to	1.00%	22.07%	to	21.94%
	2020		91	$25.74	to	$29.04	$2,340	0.43%	0.90%	to	1.00%	18.13%	to	18.05%
	2019		107	$21.79	to	$24.60	$2,335	0.50%	0.90%	to	1.00%	24.51%	to	24.37%
	2018		110	$17.50	to	$19.78	$1,924	0.26%	0.90%	to	1.00%	-6.82%	to	-6.92%
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		—		$10.66		$1	0.00%		0.90%			-12.69%
	2021		—		$12.21		$1	0.00%		0.90%			4.63%
	2020		—		$11.67		$1	0.00%		0.90%			10.72%
	2019		—		$10.54		$1	1.64%		0.90%			7.44%
	2018		—		$9.81		$1	2.43%		0.90%			-3.06%
Pioneer Equity Income VCT Portfolio - Class I
	2022		—		$25.12		$5	0.00%		0.90%			-8.59%
	2021		—		$27.48		$5	0.00%		0.90%			24.57%
	2020		—		$22.06		$4	0.00%		0.90%			-0.90%
	2019		—		$22.26		$4	2.78%		0.90%			24.43%
	2018		—		$17.89		$3	3.15%		0.90%			-9.42%
Pioneer Mid Cap Value VCT Portfolio - Class I
	2022		—		$22.01		$1	0.00%		0.90%			-6.46%
	2021		—		$23.53		$1	0.00%		0.90%			28.51%
	2020		—		$18.31		$1	0.00%		0.90%			1.22%
	2019		—		$18.09		$1	1.36%		0.90%			27.30%
	2018		—		$14.21		$—	0.75%		0.90%			-20.08%
Voya Balanced Portfolio - Class I
	2022		592	$16.84	to	$34.82	$10,584	1.63%	0.90%	to	1.40%	-18.01%	to	-18.57%
	2021		633	$20.54	to	$42.67	$13,981	1.69%	0.90%	to	1.40%	14.88%	to	14.30%
	2020		706	$17.88	to	$37.33	$13,510	2.25%	0.90%	to	1.40%	9.90%	to	9.28%
	2019		766	$16.27	to	$34.16	$13,298	2.44%	0.90%	to	1.40%	17.98%	to	17.47%
	2018		821	$13.79	to	$29.08	$12,169	2.27%	0.90%	to	1.40%	-7.64%	to	-8.15%
Voya Government Money Market Portfolio - Class I
	2022		1,167	$9.64	to	$12.13	$11,993	1.48%	0.90%	to	1.40%	0.42%	to	0.00%
	2021		1,099	$9.60	to	$12.13	$11,210	0.00%	0.90%	to	1.40%	-0.83%	to	-1.38%
	2020		1,173	$9.68	to	$12.30	$12,048	0.22%	0.90%	to	1.40%	-0.62%	to	-1.13%
	2019		937	$9.74	to	$12.44	$9,882	1.81%	0.90%	to	1.40%	1.04%	to	0.57%
	2018		1,053	$9.64	to	$12.37	$10,891	1.44%	0.90%	to	1.40%	0.73%	to	0.16%
Voya Intermediate Bond Portfolio - Class I
	2022		1,270	$11.43	to	$21.44	$15,458	2.71%	0.90%	to	1.40%	-15.14%	to	-15.12%
*	2021		1,450	$13.47	to	$25.42	$20,885	2.99%	0.90%	to	1.40%	-1.82%	to	-2.23%
*	2020		1,620	$13.72	to	$26.00	$23,732	3.49%	0.90%	to	1.40%	6.85%	to	6.30%
*	2019		1,595	$12.84	to	$24.46	$21,922	3.39%	0.90%	to	1.40%	8.91%	to	8.28%
*	2018		1,722	$11.79	to	$22.59	$21,609	3.64%	0.90%	to	1.40%	-1.42%	to	-1.91%
Voya Balanced Income Portfolio - Service Class
	2022		4		$14.36		$62	1.43%		1.40%			-15.08%
	2021		5		$16.93		$78	2.41%		1.40%			7.63%
	2020		6		$15.73		$88	3.37%		1.40%			1.55%
	2019		6	$15.69	to	$15.49	$90	4.86%	1.25%	to	1.40%	16.92%	to	16.73%
	2018		9	$13.42	to	$13.27	$120	6.52%	1.25%	to	1.40%	-6.22%	to	-6.35%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Global Perspectives® Portfolio - Class A
	2022		2		$12.06		$24	3.23%		1.40%			-18.73%
	2021		3	$15.04	to	$14.86	$38	2.70%	1.25%	to	1.40%	4.44%	to	4.28%
	2020		3	$14.40	to	$14.25	$36	2.94%	1.25%	to	1.40%	14.38%	to	14.18%
	2019		3	$12.59	to	$12.48	$32	3.31%	1.25%	to	1.40%	16.47%	to	16.31%
	2018		3	$10.81	to	$10.73	$27	2.62%	1.25%	to	1.40%	-8.70%	to	-8.84%
Voya High Yield Portfolio - Institutional Class
	2022		108	$9.88	to	$9.83	$1,067	5.10%	1.25%	to	1.40%	-13.33%	to	-13.47%
	2021		151	$11.41	to	$11.36	$1,719	5.34%	1.25%	to	1.40%	3.92%	to	3.74%
	2020		140	$10.98	to	$10.95	$1,537	5.22%	1.25%	to	1.40%	4.77%	to	4.58%
	2019	07/12/2019	175	$10.48	to	$10.47	$1,832	(b)	1.25%	to	1.40%		(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
	2022		232	$28.20	to	$41.43	$9,623	0.00%	0.90%	to	1.40%	-31.12%	to	-31.51%
*	2021		253	$40.94	to	$60.47	$15,319	0.00%	0.90%	to	1.40%	18.49%	to	17.88%
*	2020		293	$34.55	to	$51.30	$15,058	0.46%	0.90%	to	1.40%	29.69%	to	29.06%
*	2019		323	$26.64	to	$39.75	$12,871	0.67%	0.90%	to	1.40%	31.56%	to	30.93%
*	2018		388	$20.25	to	$30.36	$11,820	0.66%	0.90%	to	1.40%	-2.36%	to	-2.88%
Voya Large Cap Value Portfolio - Service Class
	2022		20	$24.86	to	$24.42	$483	1.79%	1.25%	to	1.40%	-5.08%	to	-5.24%
	2021		12	$26.08	to	$25.66	$299	3.84%	1.25%	to	1.40%	25.08%	to	24.93%
	2020		3	$20.85	to	$20.54	$66	2.06%	1.25%	to	1.40%	4.67%	to	4.48%
	2019		2	$19.92	to	$19.66	$31	1.24%	1.25%	to	1.40%	23.19%	to	23.03%
	2018		7	$16.17	to	$15.98	$113	1.81%	1.25%	to	1.40%	-9.16%	to	-9.31%
Voya Retirement Conservative Portfolio - Adviser Class
	2022		50	$12.83	to	$12.60	$627	2.11%	1.25%	to	1.40%	-14.81%	to	-14.92%
	2021		47	$15.10	to	$14.86	$699	2.13%	1.25%	to	1.40%	3.35%	to	3.19%
	2020		49	$14.61	to	$14.40	$707	2.00%	1.25%	to	1.40%	8.95%	to	8.84%
	2019		37	$13.41	to	$13.23	$494	2.76%	1.25%	to	1.40%	12.22%	to	12.02%
	2018		12	$11.95	to	$11.81	$140	1.82%	1.25%	to	1.40%	-4.02%	to	-4.14%
Voya Retirement Growth Portfolio - Adviser Class
	2022		2		$16.77		$27	0.00%		1.40%			-18.08%
	2021		3		$20.42		$52	2.04%		1.40%			13.89%
	2020		3		$17.93		$46	2.30%		1.40%			12.06%
	2019		3		$16.00		$41	1.86%		1.40%			19.85%
	2018		3		$13.35		$34	1.70%		1.40%			-8.75%
Voya Retirement Moderate Growth Portfolio - Adviser Class
	2022		—		$16.31		$2	0.00%		1.25%			-17.46%
	2021		—		$19.73		$3	0.00%		1.25%			12.49%
	2020		—		$17.54		$3	0.00%		1.25%			11.72%
	2019		—		$15.70		$2	1.93%		1.25%			18.49%
	2018		—		$13.25		$2	1.78%		1.25%			-7.47%
Voya Retirement Moderate Portfolio - Adviser Class
	2022		6	$14.50	to	$14.25	$83	1.10%	1.25%	to	1.40%	-16.23%	to	-16.32%
	2021		6	$17.31	to	$17.04	$99	5.24%	1.25%	to	1.40%	8.26%	to	8.12%
	2020		6	$15.99	to	$15.76	$92	2.29%	1.25%	to	1.40%	10.73%	to	10.60%
	2019		6	$14.44	to	$14.25	$83	1.97%	1.25%	to	1.40%	15.71%	to	15.48%
	2018		6	$12.48	to	$12.34	$72	1.95%	1.25%	to	1.40%	-6.24%	to	-6.37%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya U.S. Stock Index Portfolio - Institutional Class
	2022		1,178	$29.81	to	$39.79	$35,271	1.24%	0.90%	to	1.00%	-19.08%	to	-19.16%
	2021		1,229	$36.84	to	$49.22	$45,466	1.11%	0.90%	to	1.00%	27.21%	to	27.08%
	2020		1,320	$28.96	to	$38.73	$38,406	1.78%	0.90%	to	1.00%	17.06%	to	16.94%
	2019		1,449	$24.74	to	$33.12	$36,036	1.63%	0.90%	to	1.00%	29.94%	to	29.83%
	2018		1,562	$19.04	to	$25.51	$29,902	1.86%	0.90%	to	1.00%	-5.46%	to	-5.59%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
	2022		34	$10.25	to	$10.07	$347	4.59%	1.25%	to	1.40%	-13.65%	to	-13.78%
	2021		41	$11.94	to	$11.75	$480	2.22%	1.25%	to	1.40%	3.65%	to	3.52%
	2020		45	$11.52	to	$11.35	$513	1.74%	1.25%	to	1.40%	9.40%	to	9.24%
	2019		39	$10.53	to	$10.39	$405	2.16%	1.25%	to	1.40%	6.80%	to	6.67%
	2018		37	$9.86	to	$9.74	$365	2.67%	1.25%	to	1.40%	-3.24%	to	-3.47%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		1		$24.94		$23	0.00%		0.90%			-6.70%
	2021		1		$26.73		$25	0.00%		0.90%			27.83%
	2020		1		$20.91		$20	0.00%		0.90%			1.95%
	2019		1		$20.51		$19	2.44%		0.90%			23.63%
	2018		1		$16.59		$16	1.46%		0.90%			-14.35%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
	2022		12	$21.42	to	$20.87	$243	0.00%	1.25%	to	1.40%	-27.27%	to	-27.38%
	2021		12	$29.27	to	$28.57	$346	0.00%	1.25%	to	1.40%	-10.98%	to	-11.08%
	2020		11	$32.88	to	$32.13	$367	0.58%	1.25%	to	1.40%	32.05%	to	31.84%
	2019		13	$24.90	to	$24.37	$321	0.16%	1.25%	to	1.40%	30.50%	to	30.25%
	2018		17	$19.08	to	$18.71	$318	0.96%	1.25%	to	1.40%	-17.65%	to	-17.76%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		2,132	$26.11	to	$25.92	$56,166	1.21%	0.90%	to	1.40%	-12.97%	to	-13.31%
*	2021		2,219	$30.00	to	$29.93	$67,141	0.79%	0.90%	to	1.40%	17.32%	to	16.73%
*	2020		2,367	$25.57	to	$25.64	$60,995	1.19%	0.90%	to	1.40%	16.92%	to	16.33%
*	2019		2,712	$21.87	to	$22.04	$59,751	1.51%	0.90%	to	1.40%	23.21%	to	22.58%
*	2018		2,777	$17.75	to	$17.98	$49,629	2.07%	0.90%	to	1.40%	-0.39%	to	-0.88%
Voya Global Bond Portfolio - Initial Class
	2022		669	$9.19	to	$12.05	$6,315	2.70%	0.90%	to	1.40%	-19.10%	to	-19.02%
*	2021		742	$11.36	to	$14.97	$8,643	2.88%	0.90%	to	1.40%	-5.65%	to	-6.09%
*	2020		837	$12.04	to	$15.94	$10,337	2.80%	0.90%	to	1.40%	8.27%	to	7.63%
*	2019		924	$11.12	to	$14.81	$10,550	2.91%	0.90%	to	1.40%	6.92%	to	6.39%
*	2018		964	$10.40	to	$13.92	$10,324	3.69%	0.90%	to	1.40%	-2.89%	to	-3.33%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2022		30	$10.75	to	$10.51	$320	4.50%	1.25%	to	1.40%	-10.27%	to	-10.40%
*	2021		30	$11.94	to	$11.70	$347	2.73%	1.25%	to	1.40%	10.66%	to	10.48%
	2020		22	$10.79	to	$10.59	$239	3.22%	1.25%	to	1.40%	-2.00%	to	-2.04%
*	2019		24	$11.01	to	$10.81	$258	2.41%	1.25%	to	1.40%	15.29%	to	15.12%
	2018		29	$9.55	to	$9.39	$277	2.15%	1.25%	to	1.40%	-16.01%	to	-16.16%
Voya Solution Moderately Aggressive Portfolio - Service Class
	2022		—		$13.11		$2	0.00%		1.40%			-20.26%
	2021		—		$16.39		$3	0.00%		1.40%			15.50%
	2020		—		$14.19		$3	0.00%		1.40%			12.35%
	2019		—		$12.63		$3	2.30%		1.40%			20.86%
	2018		—		$10.45		$3	1.84%		1.40%			-10.38%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Baron Growth Portfolio - Service Class
	2022		368	$30.48	to	$60.69	$11,354	0.00%	0.90%	to	1.00%	-24.37%	to	-24.45%
	2021		389	$40.30	to	$80.33	$15,903	0.00%	0.90%	to	1.00%	19.34%	to	19.24%
	2020		425	$33.77	to	$67.37	$14,528	0.00%	0.90%	to	1.00%	32.07%	to	31.92%
	2019		483	$25.57	to	$51.07	$12,491	0.00%	0.90%	to	1.00%	37.33%	to	37.14%
*	2018		533	$18.62	to	$18.15	$10,072	0.00%	0.90%	to	1.40%	-2.82%	to	-3.25%
VY® Invesco Equity and Income Portfolio - Initial Class
	2022		118	$27.05	to	$26.33	$3,128	1.58%	1.25%	to	1.40%	-9.35%	to	-9.49%
	2021		137	$29.65	to	$28.90	$3,967	1.40%	1.25%	to	1.40%	17.38%	to	17.15%
	2020		156	$25.26	to	$24.67	$3,867	1.72%	1.25%	to	1.40%	8.55%	to	8.44%
	2019		171	$23.27	to	$22.75	$3,906	1.98%	1.25%	to	1.40%	18.60%	to	18.43%
	2018		208	$19.62	to	$19.21	$4,007	1.98%	1.25%	to	1.40%	-10.57%	to	-10.73%
VY® Invesco Global Portfolio - Initial Class
	2022		1,126	$20.76	to	$27.31	$24,966	0.00%	0.90%	to	1.40%	-32.53%	to	-32.85%
*	2021		1,248	$30.77	to	$40.69	$41,007	0.00%	0.90%	to	1.40%	14.34%	to	13.75%
*	2020		1,388	$26.91	to	$35.77	$39,895	1.03%	0.90%	to	1.40%	26.64%	to	26.00%
*	2019		1,516	$21.25	to	$28.39	$34,413	0.51%	0.90%	to	1.40%	30.61%	to	29.93%
*	2018		1,654	$16.27	to	$21.85	$28,815	1.65%	0.90%	to	1.40%	-13.96%	to	-14.41%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2022		43	$43.56	to	$42.40	$1,808	0.00%	1.25%	to	1.40%	-24.47%	to	-24.58%
	2021		45	$58.31	to	$56.85	$2,574	0.00%	1.25%	to	1.40%	12.37%	to	12.22%
	2020		50	$51.89	to	$50.66	$2,550	0.08%	1.25%	to	1.40%	30.21%	to	30.00%
	2019		58	$39.85	to	$38.97	$2,260	0.30%	1.25%	to	1.40%	35.45%	to	35.27%
	2018		67	$29.42	to	$28.81	$1,933	0.19%	1.25%	to	1.40%	-4.45%	to	-4.60%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2022		440	$26.39	to	$46.74	$11,771	0.00%	0.90%	to	1.25%	-41.16%	to	-41.38%
	2021		482	$44.85	to	$79.73	$21,924	0.00%	0.90%	to	1.25%	19.00%	to	18.58%
	2020		508	$37.69	to	$67.24	$19,444	0.00%	0.90%	to	1.25%	35.48%	to	34.97%
	2019		503	$27.82	to	$49.82	$14,196	0.23%	0.90%	to	1.25%	29.64%	to	29.20%
	2018		606	$21.46	to	$53.79	$15,713	0.25%	0.90%	to	1.40%	-1.96%	to	-2.48%
Voya Strategic Allocation Conservative Portfolio - Class I
	2022		17	$24.91	to	$26.70	$415	3.36%	1.25%	to	1.40%	-17.49%	to	-17.57%
*	2021		18	$30.19	to	$32.42	$538	2.87%	1.25%	to	1.40%	7.78%	to	7.64%
*	2020		25	$28.01	to	$30.12	$715	2.74%	1.25%	to	1.40%	9.03%	to	8.89%
*	2019		19	$25.69	to	$27.66	$528	2.75%	1.25%	to	1.40%	13.42%	to	13.22%
*	2018		21	$22.65	to	$24.43	$500	2.46%	1.25%	to	1.40%	-5.27%	to	-5.38%
Voya Strategic Allocation Growth Portfolio - Class I
	2022		34	$22.69	to	$33.52	$1,132	3.04%	1.25%	to	1.40%	-20.58%	to	-20.68%
	2021		34	$28.50	to	$42.15	$1,433	1.94%	1.25%	to	1.40%	15.90%	to	15.70%
	2020		35	$24.59	to	$36.43	$1,253	1.85%	1.25%	to	1.40%	12.95%	to	12.79%
	2019		35	$21.77	to	$32.30	$1,123	2.30%	1.25%	to	1.40%	21.35%	to	21.16%
	2018		47	$17.94	to	$26.66	$1,243	2.16%	1.25%	to	1.40%	-9.49%	to	-9.63%
Voya Strategic Allocation Moderate Portfolio - Class I
	2022		33	$21.77	to	$30.00	$955	2.89%	1.25%	to	1.40%	-19.28%	to	-19.40%
	2021		34	$26.94	to	$37.18	$1,256	2.06%	1.25%	to	1.40%	12.39%	to	12.26%
	2020		27	$23.97	to	$33.12	$877	1.92%	1.25%	to	1.40%	11.33%	to	11.14%
	2019		34	$21.53	to	$29.80	$995	2.97%	1.25%	to	1.40%	17.78%	to	17.60%
	2018		46	$18.28	to	$25.34	$1,137	2.14%	1.25%	to	1.40%	-7.26%	to	-7.38%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Growth and Income Portfolio - Class I
	2022		71	$27.91	to	$48.90	$3,213	1.00%	0.90%	to	1.40%	-15.48%	to	-16.07%
*	2021		85	$33.02	to	$58.15	$4,570	1.03%	0.90%	to	1.40%	27.84%	to	27.22%
*	2020		95	$25.83	to	$45.71	$3,988	1.27%	0.90%	to	1.40%	16.19%	to	15.60%
*	2019		108	$22.23	to	$39.54	$3,895	1.58%	0.90%	to	1.40%	27.76%	to	27.10%
*	2018		134	$17.40	to	$31.11	$3,768	1.81%	0.90%	to	1.40%	-5.33%	to	-5.81%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2022		2	$13.69	to	$13.53	$29	3.45%	1.25%	to	1.40%	-6.04%	to	-6.17%
	2021		2		$14.46		$29	3.77%		1.40%			18.91%
	2020		2		$12.16		$24	3.45%		1.40%			-2.49%
	2019		3		$12.47		$34	2.78%		1.40%			19.67%
	2018		4		$10.42		$44	4.67%		1.40%			-10.40%
Voya Index Plus LargeCap Portfolio - Class I
	2022		12	$28.56	to	$55.96	$611	0.84%	0.90%	to	1.40%	-19.78%	to	-20.58%
	2021		13	$35.60	to	$70.10	$818	1.02%	0.90%	to	1.40%	28.06%	to	27.43%
	2020		15	$27.80	to	$55.01	$747	1.40%	0.90%	to	1.40%	14.88%	to	14.29%
	2019		16	$24.20	to	$48.13	$684	2.03%	0.90%	to	1.40%	28.93%	to	28.21%
	2018		28	$18.77	to	$37.54	$967	1.54%	0.90%	to	1.40%	-7.67%	to	-8.13%
Voya Index Plus MidCap Portfolio - Class I
	2022		1,190	$23.29	to	$51.77	$28,286	0.86%	0.90%	to	1.00%	-15.06%	to	-15.15%
	2021		1,330	$27.42	to	$61.01	$37,178	0.92%	0.90%	to	1.00%	26.59%	to	26.47%
	2020		1,447	$21.66	to	$48.24	$31,850	1.25%	0.90%	to	1.00%	7.28%	to	7.18%
	2019		1,603	$20.19	to	$45.01	$32,862	1.39%	0.90%	to	1.00%	25.95%	to	25.80%
	2018		1,815	$16.03	to	$35.78	$29,479	1.10%	0.90%	to	1.00%	-15.14%	to	-15.19%
Voya International Index Portfolio - Class I
	2022		24	$20.37	to	$19.95	$484	2.55%	1.25%	to	1.40%	-15.86%	to	-15.96%
*	2021		29	$24.15	to	$23.69	$692	2.10%	1.25%	to	1.40%	9.47%	to	9.32%
*	2020		34	$22.06	to	$21.67	$738	2.41%	1.25%	to	1.40%	6.57%	to	6.38%
*	2019		37	$20.70	to	$20.37	$756	3.32%	1.25%	to	1.40%	19.93%	to	19.75%
*	2018		44	$17.26	to	$17.01	$756	2.66%	1.25%	to	1.40%	-14.85%	to	-14.95%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2022		153	$51.37	to	$50.32	$7,688	0.39%	1.25%	to	1.40%	-31.63%	to	-31.75%
	2021		163	$74.34	to	$72.94	$11,927	0.51%	1.25%	to	1.40%	29.04%	to	28.82%
	2020		178	$57.61	to	$56.62	$10,094	0.57%	1.25%	to	1.40%	36.74%	to	36.53%
	2019		197	$42.13	to	$41.47	$8,183	0.54%	1.25%	to	1.40%	34.13%	to	33.95%
	2018		92	$31.41	to	$30.96	$2,857	1.14%	1.25%	to	1.40%	-2.21%	to	-2.37%
Voya Russell™ Large Cap Index Portfolio - Class I
	2022		15	$47.47	to	$46.49	$694	0.55%	1.25%	to	1.40%	-21.74%	to	-21.85%
	2021		19	$60.14	to	$58.99	$1,124	1.06%	1.25%	to	1.40%	25.82%	to	25.64%
	2020		20	$47.80	to	$46.95	$943	1.41%	1.25%	to	1.40%	20.34%	to	20.14%
	2019		23	$39.72	to	$39.08	$902	1.98%	1.25%	to	1.40%	29.68%	to	29.49%
	2018		34	$30.63	to	$30.18	$1,022	1.58%	1.25%	to	1.40%	-4.67%	to	-4.79%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2022		243	$16.17	to	$15.99	$3,888	1.27%	1.25%	to	1.40%	-7.18%	to	-7.30%
	2021		270	$17.32	to	$17.15	$4,644	2.15%	1.25%	to	1.40%	21.46%	to	21.20%
	2020		296	$14.26	to	$14.15	$4,193	1.02%	1.25%	to	1.40%	0.21%	to	0.07%
	2019		354	$14.23	to	$14.14	$5,010	2.59%	1.25%	to	1.40%	24.28%	to	24.14%
	2018		403	$11.45	to	$11.39	$4,589	2.34%	1.25%	to	1.40%	-7.74%	to	-7.92%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2022		12		$34.26		$396	1.31%		1.40%			-7.56%
	2021		14		$36.85		$523	1.83%		1.40%			20.98%
	2020		15		$30.46		$459	1.00%		1.40%			-0.20%
	2019		18	$31.03	to	$30.52	$539	2.11%	1.25%	to	1.40%	24.07%	to	23.86%
	2018		20	$25.01	to	$24.64	$492	2.08%	1.25%	to	1.40%	-8.02%	to	-8.20%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		10	$10.80	to	$10.75	$107	0.00%	1.25%	to	1.40%	-27.37%	to	-27.51%
	2021		12	$15.02	to	$14.97	$185	0.00%	1.25%	to	1.40%	10.60%	to	10.40%
	2020		10	$13.58	to	$13.56	$141	0.00%	1.25%	to	1.40%	32.88%	to	32.68%
	2019	12/13/2019	15		$10.22		$148	(b)	1.25%	to	1.40%		(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Voya Russell™ Small Cap Index Portfolio - Class I
	2022		16	$10.79	to	$10.73	$175	0.89%	1.25%	to	1.40%	-22.54%	to	-22.75%
	2021		20	$13.77	to	$13.73	$276	0.80%	1.25%	to	1.40%	12.87%	to	12.73%
	2020		19	$12.20	to	$12.18	$227	0.91%	1.25%	to	1.40%	18.10%	to	17.91%
	2019	12/13/2019	21		$10.33		$214	(b)	1.25%	to	1.40%		(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Voya Small Company Portfolio - Class I
	2022		1,340	$21.13	to	$65.13	$29,711	0.00%	0.90%	to	1.40%	-17.43%	to	-18.53%
*	2021		1,462	$25.59	to	$79.28	$39,258	0.15%	0.90%	to	1.40%	13.73%	to	13.16%
*	2020		1,600	$22.50	to	$70.06	$37,716	0.50%	0.90%	to	1.40%	11.28%	to	10.71%
*	2019		1,765	$20.22	to	$63.28	$37,361	0.43%	0.90%	to	1.40%	25.05%	to	24.44%
*	2018		1,905	$16.17	to	$50.85	$32,389	0.56%	0.90%	to	1.40%	-16.56%	to	-17.03%
Voya MidCap Opportunities Portfolio - Class I
	2022		371	$24.75	to	$21.58	$9,213	0.00%	0.90%	to	1.40%	-25.74%	to	-25.17%
*	2021		395	$33.33	to	$29.22	$13,243	0.00%	0.90%	to	1.40%	11.06%	to	10.51%
*	2020		418	$30.01	to	$26.44	$12,654	0.11%	0.90%	to	1.40%	39.91%	to	39.16%
*	2019		470	$21.45	to	$19.00	$10,108	0.28%	0.90%	to	1.40%	28.14%	to	27.52%
*	2018		506	$16.74	to	$14.90	$8,533	0.00%	0.90%	to	1.40%	-8.27%	to	-8.76%
Voya MidCap Opportunities Portfolio - Class S
	2022		3	$23.68	to	$23.27	$62	0.00%	1.25%	to	1.40%	-25.13%	to	-25.22%
	2021		5	$32.06	to	$31.55	$157	0.00%	1.25%	to	1.40%	5.84%	to	10.28%
	2020		4		$28.61		$105	0.00%		1.40%			38.82%
	2019		4		$20.61		$76	0.12%		1.40%			27.22%
*	2018		5	$16.39	to	$16.20	$75	0.00%	1.25%	to	1.40%	-10.24%	to	-8.99%
Voya SmallCap Opportunities Portfolio - Class I
	2022		—		$19.46		$1	0.00%		0.90%			-23.81%
	2021		—		$25.54		$1	0.00%		0.90%			3.74%
	2020		—		$24.62		$1	0.00%		0.90%			25.23%
	2019		—		$19.66		$1	0.00%		0.90%			24.59%
	2018		—		$15.78		$1	0.00%		0.90%			-16.64%
Voya SmallCap Opportunities Portfolio - Class S
	2022		6	$18.93	to	$18.60	$112	0.00%	1.25%	to	1.40%	-24.70%	to	-24.82%
	2021		6	$24.99	to	$24.59	$150	0.00%	1.25%	to	1.40%	3.05%	to	2.93%
	2020		6	$24.25	to	$23.89	$139	0.00%	1.25%	to	1.40%	20.53%	to	24.30%
	2019		5		$19.22		$93	0.00%		1.40%			23.60%
*	2018		6	$15.73	to	$15.55	$100	0.00%	1.25%	to	1.40%	-17.73%	to	-17.24%

VARIABLE ANNUITY ACCOUNT I OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value	Net	Investment		Total ReturnD
		Inception	Units	Corresponding to	Assets	Income	Expense RatioC	Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio	(000s)	RatioB	Lowest to Highest	Lowest to Highest Expense Ratio
Wanger Select
	2022		—	$17.82	$2	0.00%	0.90%	-35.41%
	2021		—	$27.59	$2	0.00%	0.90%	4.87%
	2020		—	$26.31	$2	0.00%	0.90%	25.52%
	2019		—	$20.96	$2	0.07%	0.90%	28.12%
	2018		—	$16.36	$1	0.19%	0.90%	-13.16%

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return corresponding to the lowest to highest expense ratios which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.

Item 8.    Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to those charged with governance and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which they relate.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $1.5 billion at December 31, 2022, net of unrealized gains and losses. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001
San Antonio, Texas
March 9, 2023

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021

Assets:
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,218 as of 2022 and $22,349 as of 2021; net of allowance for credit losses of $7 as of 2022 and $48 as of 2021)	$19,772	$24,360
Fixed maturities, at fair value using the fair value option	1,255	1,253
Equity securities, at fair value (cost of $133 as of 2022 and $141 as of 2021)	133	141
Short-term investments	248	—
Mortgage loans on real estate estate (net of allowance for credit losses of $14 as of 2022 and $11 as of 2021)	4,213	4,222
Policy loans	159	171
Limited partnerships/corporations	1,043	980
Derivatives	322	149
Securities pledged (amortized cost of $894 as of 2022 and $725 as of 2021)	792	799
Other investments	132	143
Total investments	28,069	32,218
Cash and cash equivalents	220	436
Short-term investments under securities loan agreements, including collateral delivered	939	808
Accrued investment income	289	285
Premiums receivable and reinsurance recoverable (net of allowance for credit losses of $6 as of 2022 and $0 as of 2021)	3,423	3,598
Deferred policy acquisition costs and Value of business acquired	1,539	409
Short-term loan to affiliate	—	130
Deferred income taxes	561	—
Due from affiliates	46	70
Other assets (net of allowance for credit loss of $3 as of 2022 and $0 as of 2021)	1,609	1,720
Assets held in separate accounts	77,639	96,964
Total assets	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021
Liabilities:
Future policy benefits and contract owner account balances	$33,257	$32,926
Payables under securities loan agreements, including collateral held	921	811
Due to affiliates	134	110
Derivatives	331	144
Deferred income taxes	—	227
Other liabilities	322	426
Liabilities related to separate accounts	77,639	96,964
Total liabilities	112,604	131,608

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2022 and 2021, respectively; $50 par value per share)	3	3
Additional paid-in capital	2,778	3,191
Accumulated other comprehensive income (loss)	(1,353)	1,423
Retained earnings (deficit)	302	413
Total shareholder's equity	1,730	5,030
Total liabilities and shareholder's equity	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Revenues:
Net investment income	$1,619	$1,949	$1,858
Fee income	979	1,088	905
Premiums	18	(2,425)	32
Broker-dealer commission revenue	2	2	2
Net gains (losses)	(429)	166	(310)
Other revenue	39	38	(1)
Total revenues	2,228	818	2,486
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	763	(1,483)	1,049
Operating expenses	1,130	1,213	1,090
Broker-dealer commission expense	2	2	2
Net amortization of Deferred policy acquisition costs and Value of business acquired	49	97	192
Interest expense	1	—	1
Total benefits and expenses	1,945	(171)	2,334
Income (loss) before income taxes	283	989	152
Income tax expense (benefit)	(50)	163	(14)
Net income	$333	$826	$166

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$333	$826	$166
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(3,514)	(580)	748
Pension and other postretirement benefits liability	—	(1)	(1)
Other comprehensive income (loss), before tax	(3,514)	(581)	747
Income tax expense (benefit) related to items of other comprehensive income (loss)	(738)	(122)	157
Other comprehensive income (loss), after tax	(2,776)	(459)	590
Comprehensive income (loss)	$(2,443)	$367	$756

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2020	$3	$2,873	$1,292	$275	$4,443
Adjustment for adoption of ASU 2016-13	—	—	—	(8)	(8)
Comprehensive income (loss):
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	3	2,873	1,882	139	4,897
Comprehensive income (loss):
Net income (loss)	—	—	—	826	826
Other comprehensive income (loss), after tax	—	—	(459)	—	(459)
Total comprehensive income (loss)					367
Dividends paid and distributions of capital	—	—	—	(552)	(552)
Contribution of capital	—	318	—	—	318
Balance as of December 31, 2021	3	3,191	1,423	413	5,030
Net income (loss)	—	—	—	333	333
Other comprehensive income (loss), after tax	—	—	(2,776)	—	(2,776)
Total comprehensive income (loss)					(2,443)
Dividends paid and distributions of capital	—	(413)	—	(444)	(857)
Balance as of December 31, 2022	$3	$2,778	$(1,353)	$302	$1,730

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net income (loss)	$333	$826	$166
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax (benefit) expense	(50)	208	(20)
Net (gains) losses	429	(166)	310
(Gains) losses on limited partnerships/corporations	34	(147)	(23)
Changes in operating assets and liabilities:
Deferred policy acquisition costs, value of business acquired and sales inducements, net	(10)	39	135
Premiums receivable and reinsurance recoverable	169	(83)	85
Other receivables and asset accruals	—	14	10
Future policy benefits, claims reserves and interest credited	488	705	757
Due to/from affiliates	48	33	(21)
Other payables and accruals	(123)	61	(84)
Other, net	(3)	(26)	(9)
Net cash provided by operating activities	1,315	1,464	1,306
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$5,351	$4,865	$3,487
Equity securities	5	158	145
Mortgage loans on real estate	597	606	403
Limited partnerships/corporations	82	318	104
Acquisition of:
Fixed maturities	(6,084)	(5,776)	(4,988)
Equity securities	—	(178)	(178)
Mortgage loans on real estate	(588)	(690)	(433)
Limited partnerships/corporations	(179)	(238)	(158)
Short-term investments, net	(248)	15	(15)
Derivatives, net	264	(54)	46
Short-term loan to affiliate, net	130	523	(584)
Receipts on deposit asset contracts	119	70	—
Other, net	7	(50)	24
Net cash used in investing activities	(544)	(431)	(2,147)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$4,388	$4,281	$5,197
Maturities and withdrawals from investment contracts	(4,530)	(4,718)	(4,220)
Dividends paid and distributions of capital	(857)	(552)	(294)
Capital contribution from parent	—	20	—
Other, net	12	12	6
Net cash (used in) provided by financing activities	(987)	(957)	689
Net increase (decrease) in cash and cash equivalents	(216)	76	(152)
Cash and cash equivalents, beginning of period	436	360	512
Cash and cash equivalents, end of period	$220	$436	$360

Supplemental disclosure of cash flow information:
Income taxes paid (received), net	$46	$(92)	$2
Noncash capital contribution from parent	—	298	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial").

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by us and other general business expenses, and (c) Amortization of Deferred acquisition costs ("DAC") and Value of business acquired ("VOBA"). In addition, the Company collects broker-dealer commission revenues through Voya Financial Partners, LLC ("VFP"), which are, in turn, paid to broker-dealers and expensed.

The Company offers qualified and non-qualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts ("GICs") and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions to better align business activities to the Company's priorities. This business was transferred as part of the Individual Life Transaction described below. The Company's products are generally distributed through independent brokers and advisors, third-party administrators and consultants.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial, completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several of Voya Financial's subsidiaries, including Security Life of Denver Company ("SLD"). Refer to the Reinsurance Note for additional information on the reinsurance transactions associated with the Resolution MTA.

Effective as of March 1, 2021, VRIAC acquired 49.9% of the issued and outstanding common stock of Voya Special Investments, Inc. from Voya Financial. The investment has been accounted for as an equity method investment and recognized within Other investments in Consolidated Balance Sheets. Also, effective as of March 1, 2021, the Company acquired $80 of

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

SLD issued surplus notes and $73 of Resolution (Life U.S. Intermediate Holdings Ltd.) issued preferred shares from affiliated entities, which were received in connection with the Individual Life Transaction.

On June 9, 2021, Voya Financial completed the sale of the independent financial planning channel of Voya Financial Advisors, Inc. ("VFA") to Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers. VFA is one of the channels through which VRIAC distributes its products. In connection with this transaction, VFA transferred more than 800 independent financial professionals serving retail customers with approximately $38 billion in assets under advisement to Cetera, while retaining approximately 500 field and phone-based financial professionals who support our business.

Impairment of Long-lived Assets

The carrying value of long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset exceeds its estimated fair value. The amount of the impairment loss is calculated as the excess of the asset’s carrying value over its fair value. During the second quarter of 2022, the Company had a triggering event related to a decrease in the market price of its office building. Consequently, the Company determined its fair value, based on an appraisal, to be lower than its carrying value. As a result, the Company recognized an impairment loss of $32, which is included in Operating expenses in the Consolidated Statements of Operations for the year ended December 31, 2022.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, Voya Institutional Plan Services ("VIPS"), and Voya Retirement Advisors ("VRA"). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. The inputs into the Company's estimates and assumptions consider the economic implications of COVID-19 on the Company's critical and significant accounting estimates. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•DAC and VOBA;
•Valuation of investments and derivatives;
•Investment impairments;
•Income taxes; and
•Contingencies.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are generally designated as available-for-sale. In addition, the Company has fixed maturities accounted for using the fair value option ("FVO"), and in the second quarter of 2021, the Company established a trading portfolio of fixed maturity debt securities. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. Trading securities are valued at fair value, with the changes in fair value recorded in Net gains (losses) and interest income recorded in Net investment income in the Consolidated Statements of Operations. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Net gains (losses). Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios (“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at an agreed-upon percentage of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. See also Repurchase Agreements below.

Investment Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Net gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses). Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses).

In addition, the Company previously had coinsurance with funds withheld reinsurance arrangements that were recaptured in March 2020, accounted for under the deposit method, that contained embedded derivatives, the fair value of which was based on the change in the fair value of the underlying assets held in trust. Changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

DAC/VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI. DAC/VOBA amortization is recorded in Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Amortization Methodologies
The Company amortizes DAC/VOBA related to deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC/ VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC/VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC/VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC/VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC/VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC/VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions may have a significant impact on DAC/VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's deferred annuity products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates an 8% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include general account investment returns, crediting rates, expense and fees as well as policyholder behavior assumptions such as premiums, surrenders and lapses.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2022 and 2021, contract cost assets were $100 and $104, respectively. For the years ended December 31, 2022, 2021 and 2020, amortization expenses of $22, $23 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and range up to 4.2%. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Net gains (losses).

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;
•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in short-term investments, which are included in Short-term investments under securities loan agreements, including collateral delivered, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income in the Consolidated Statements of Operations. Surrender charges are reported in Other revenue in the Consolidated Statements of Operations. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory and recordkeeping and administration ("R&A") services, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing , the Company recognizes revenue as related consideration is received and provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

variable. For a description of principal activities from which the Company generates revenue, see the Business section above for further information. Revenue for various financial service is recorded in Fee income and Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table:

	Year Ended December 31,
	2022	2021	2020
Advisory and R&A	$473	$514	$423
Distribution and shareholder servicing	75	$90	79
Total financial services revenue	548	604	502
Revenue from other sources (1)	470	522	402
Total Fee income and Other revenue	$1,018	$1,126	$904
(1) Primarily consists of revenue from insurance contracts and financial instruments.

For the years ended December 31, 2022, 2021 and 2020, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Receivables of $90 and $107 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return. Current income tax receivable or payable is recognized within Other assets or Other liabilities, respectively, in the Consolidated Balance Sheets.

Temporary differences between the Company's financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded in Premiums receivable and reinsurance recoverable or Other liabilities, as appropriate, on the Consolidated Balance Sheets.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets.

As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable and deposit asset balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new Accounting Standard Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") and the impact of the adoption on the Company's financial statements:

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides temporary optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.
The amendments were effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2024.	In the fourth quarter of 2022, the Company
elected to apply the optional expedient provided in ASU 2020-04 for qualifying contract modifications. To date, adoption of the guidance has not had a material impact on the Company’s financial condition and results of operations. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and hedging relationships as transition progresses.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
•Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
•Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
•Modifies the impairment model for available-for-sale debt securities, and
•Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.
January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.
The Company recorded a $8 decrease, net of tax, to Unappropriated retained earnings as of January 1, 2020 for the cumulative effect of adopting ASU 2016-13. The transition adjustment includes recognition of an allowance for credit losses of $12 related to mortgage loans, net of the effect of DAC/VOBA and other intangibles of $2 and deferred income taxes of $2.

The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows.

In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU
2016-13. (See the Significant Accounting Policies section.)

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective Date and Transition Provisions	Effect on the Financial Statements or Other Significant Matters
ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This standard, issued in June
2022, clarifies that
contractual restrictions on
equity security sales are not
considered part of the
security unit of account and,
therefore, are not considered
in measuring fair value. In
addition, the restrictions
cannot be recognized and
measured as separate units of
account. Disclosures on such
restrictions are also required.
The amendments are
effective for fiscal years
beginning after
December 15, 2023,
including interim
periods within those
fiscal years, and are
required to be applied
prospectively, with any
adjustments from the
adoption recognized in
		earnings and disclosed.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-03.
ASU 2022-02, Troubled Debt Restructurings ("TDRs") and Vintage Disclosures	This standard, issued in March 2022, eliminates the accounting guidance on troubled debt restructurings for creditors, requires enhanced disclosures for creditors about loan modifications when a borrower is experiencing financial difficulty, and requires public business entities to include current-period gross write-offs in the vintage disclosure tables.	The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Entities have the option to apply the amendments involving the recognition and measurement of TDRs using a modified retrospective transition method; the other amendments are required to be applied prospectively.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-02.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts
This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers. In addition to expanded disclosures, the standard’s requirements include:
•Annual review and, if
necessary, update of cash flow assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts. The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of Operations in the period in which the update is made. The rate used to discount these liabilities will be required to be updated quarterly, with related changes in the liability recorded in AOCI.
•Fair value measurement of contract guarantee features qualifying as Market Risk Benefits ("MRB"), with changes in fair value recognized in the Statement of Operations, except for changes in the instrument specific credit risk, which will be recorded in AOCI.
•Amortization of DAC on a constant level basis over the expected term of the contracts, without reference to revenue or profitability. Elimination of adjustments in AOCI related to DAC and balances amortized on a basis consistent with DAC. DAC will no longer be subjected to loss recognition testing.
The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. For market risk benefits, full retrospective application is required.
Evaluation of the implications of these requirements and related potential financial statement impacts is continuing, in accordance with an established governance framework and implementation plan, which includes design and testing of internal controls related to new processes. The Company has elected to apply a modified retrospective transition method for the liability for future policy benefits and DAC.

The Company expects the January 1, 2021 transition impact will increase Total shareholder’s equity by approximately $0.6 billion primarily driven by a positive impact to AOCI resulting from the reversal of DAC/VOBA balances of approximately $1.0 billion after tax, offset by an unfavorable impact to AOCI of approximately $0.3 billion after tax resulting from the remeasurement of Future policy benefits and Reinsurance recoverable using January 1, 2021 discount rates. The expected transition effect on Total shareholder's equity will also include an unfavorable impact on Retained earnings (deficit) of approximately $0.1 billion after tax associated with the establishment of MRB liabilities related to guaranteed minimum benefits on certain deferred annuity contracts.

The majority of the ASU 2018-12 transition impact of approximately $0.3 billion associated with Future policy benefits and Reinsurance recoverable and approximately 20% of the $0.1 billion transition impact associated with the establishment of MRB liabilities are related to business that was reinsured to Resolution Life US in January 2021.

The ultimate effects the standard will have on the financial statements are highly dependent on policyholder behavior, actuarial assumptions and macroeconomic conditions, particularly interest rates and spreads, which may materially change ASU 2018-12-related equity impacts in periods subsequent to transition. The Company estimates the impact of ASU 2018-12 will shift to a reduction of Total shareholder’s equity of between $0.8 billion to $1.0 billion as of September 30, 2022. The change from transition is primarily related to a negative impact in AOCI of approximately $1.5 billion resulting from the reversal of DAC/VOBA balances, which have declined significantly since January 2021 due to increases in interest rates and spreads. While rising interest rates since January 1, 2021 will result in a less unfavorable impact on AOCI due to remeasurement of the liability for Future policy benefits, this will be materially offset by the impact from remeasurement of Reinsurance recoverable.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and fair value option ("FVO") fixed maturities were as follows as of December 31, 2022:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$404	$4	$31	$—	$377	$—
U.S. Government agencies and authorities	33	—	3	—	30	—
State, municipalities and political subdivisions	691	1	92	—	600	—
U.S. corporate public securities	6,938	32	1,032	—	5,938	—
U.S. corporate private securities	3,885	11	328	—	3,568	—
Foreign corporate public securities and foreign governments(1)	2,380	9	317	—	2,066	6
Foreign corporate private securities(1)	2,617	6	184	—	2,438	1
Residential mortgage-backed securities	3,023	21	153	2	2,893	—
Commercial mortgage-backed securities	2,978	—	379	—	2,599	—
Other asset-backed securities	1,418	1	109	—	1,310	—
Total fixed maturities, including securities pledged	24,367	85	2,628	2	21,819	7
Less: Securities pledged	894	3	105	—	792	—
Total fixed maturities	$23,473	$82	$2,523	$2	$21,027	$7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2021:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$554	$137	$—	$—	$691	$—
U.S. Government agencies and authorities	20	—	—	—	20	—
State, municipalities and political subdivisions	716	88	1	—	803	—
U.S. corporate public securities	7,314	994	39	—	8,269	—
U.S. corporate private securities	3,620	334	15	—	3,939	—
Foreign corporate public securities and foreign governments(1)	2,352	253	14	—	2,591	—
Foreign corporate private securities(1)	2,563	188	1	—	2,703	47
Residential mortgage-backed securities	3,081	97	20	7	3,164	1
Commercial mortgage-backed securities	2,766	130	15	—	2,881	—
Other asset-backed securities	1,341	16	6	—	1,351	—
Total fixed maturities, including securities pledged	24,327	2,237	111	7	26,412	48
Less: Securities pledged	725	74	—	—	799	—
Total fixed maturities	$23,602	$2,163	$111	$7	$25,613	$48
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2022, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$543	$537
After one year through five years	3,223	3,046
After five years through ten years	3,345	3,091
After ten years	9,837	8,343
Mortgage-backed securities	6,001	5,492
Other asset-backed securities	1,418	1,310
Fixed maturities, including securities pledged	$24,367	$21,819

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022 and 2021, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total Shareholder's Equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2022
Communications	$911	$8	$117	$802
Financial	3,155	16	406	2,765
Industrial and other companies	6,344	10	774	5,580
Energy	1,486	11	131	1,366
Utilities	2,665	9	291	2,383
Transportation	915	1	100	816
Total	$15,476	$55	$1,819	$13,712

December 31, 2021
Communications	$883	$154	$2	$1,035
Financial	2,713	275	13	2,975
Industrial and other companies	7,004	713	26	7,691
Energy	1,385	216	14	1,587
Utilities	2,658	310	10	2,958
Transportation	854	71	1	924
Total	$15,497	$1,739	$66	$17,170

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Net gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2022 and 2021, approximately 46.9% and 45.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

As of December 31, 2022 and 2021, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby the initial collateral is required at a minimum rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2022 and 2021, the fair value of loaned securities was $690 and $739, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2022 and 2021, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $615 and $677, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2022 and 2021, liabilities to return collateral of $615 and $677, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $103 and $87, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged as of the dates indicated:

	December 31, 2022	December 31, 2021
U.S. Treasuries	$51	$42
U.S. corporate public securities	466	479
Foreign corporate public securities and foreign governments	201	243
Payables under securities loan agreements	$718	$764

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO, for which changes in fair value are reflected in Net gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2022
	Residential mortgage-backed securities	Foreign corporate public securities and foreign governments	Foreign corporate private securities	Total
Balance as of January 1, 2022	$1	$—	$47	$48
Credit losses on securities for which credit losses were not previously recorded	—	6	—	6
Reductions for securities sold during the period	—	—	(49)	(49)
Increase (decrease) on securities with allowance recorded in previous period	(1)	—	3	2
Balance as of December 31, 2022	$—	$6	$1	$7

	Year Ended December 31, 2021
	Residential mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2021	$1	$11	$2	$14
Credit losses on securities for which credit losses were not previously recorded	1	35	—	36
Reductions for securities sold during the period	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	(1)	1	(2)	(2)
Balance as of December 31, 2021	$1	$47	$—	$48

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2022:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$223	$30	18	$2	$1	3	$225	$31	21
U.S. Government, agencies and authorities	30	3	3	—	—	—	30	3	3
State, municipalities and political subdivisions	545	85	276	15	7	16	560	92	292
U.S. corporate public securities	4,290	613	901	998	419	360	5,288	1,032	1,261
U.S. corporate private securities	2,819	264	312	331	64	32	3,150	328	344
Foreign corporate public securities and foreign governments	1,509	201	348	298	116	93	1,807	317	441
Foreign corporate private securities	2,203	173	200	52	11	6	2,255	184	206
Residential mortgage-backed	1,065	78	441	328	75	215	1,393	153	656
Commercial mortgage-backed	1,792	252	373	759	127	189	2,551	379	562
Other asset-backed	912	68	281	360	41	155	1,272	109	436
Total	$15,388	$1,767	3,153	$3,143	$861	1,069	$18,531	$2,628	4,222
.
The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2021:

	Twelve Months or Less Below Amortized Cost				More Than Twelve Months Below Amortized Cost				Total
	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities
U.S. Treasuries	$7	$—	*	4	$7	$—	*	2	$14	$—	*	6
State, municipalities and political subdivisions	33	1		21	—	—		—	33	1		21
U.S. corporate public securities	1,237	32		290	110	7		138	1,347	39		428
U.S. corporate private securities	325	2		35	94	13		8	419	15		43
Foreign corporate public securities and foreign governments	425	13		90	21	1		17	446	14		107
Foreign corporate private securities	54	1		7	10	—	*	1	64	1		8
Residential mortgage-backed	400	11		181	241	9		96	641	20		277
Commercial mortgage-backed	780	8		178	155	7		27	935	15		205
Other asset-backed	577	4		183	70	2		48	647	6		231
Total	$3,838	$72		989	$708	$39		337	$4,546	$111		1,326
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2022. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $2,517 from $111 to $2,628 for the year ended December 31, 2022. The change in gross unrealized capital losses was driven primarily by sharply higher interest rates across the yield curve and moderately wider credit spreads. As of December 31, 2022, $6 of the total $2,628 of gross unrealized losses were from 9 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2022			2021			2020
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—		—	$—		—	$—	*	6
U.S. corporate public securities	—		—	—		—	12		43
U.S. corporate private securities	—		—	—		—	—	*	2
Foreign corporate public securities and foreign governments(1)	—	*	1	—		—	1		22
Foreign corporate private securities(1)	—		—	—		—	—	*	7
Residential mortgage-backed	17		83	2		13	3		44
Commercial mortgage-backed	—	*	2	—	*	1	20		106
Other asset-backed	—		—	—		—	1		61
Total	$17		86	$2		14	$37		291
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the troubled debt restructuring. A credit allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2022, the Company did not have any new commercial mortgage loan troubled debt restructurings. For the year ended December 31, 2022, the Company had six new private placement troubled debt restructurings with a pre and post modification carrying value of $91 and $67, respectively. As of December 31, 2021, the Company had no commercial mortgage loan troubled debt restructurings or new private placement troubled debt restructurings.

For the years ended December 31, 2022 and 2021, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default or commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2022	$210	$283	$63	$—	$—	$556
2021	187	229	239	10	—	665
2020	98	170	24	10	—	302
2019	167	72	20	—	—	259
2018	123	34	3	—	—	160
2017	510	189	4	—	—	703
2016 and prior	1,356	210	16	—	—	1,582
Total	$2,651	$1,187	$369	$20	$—	$4,227

	As of December 31, 2021
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2021	$215	$273	$182	$—	$—	$670
2020	114	202	69	—	—	385
2019	150	145	61	—	—	356
2018	127	43	3	—	—	173
2017	543	202	3	—	—	748
2016 and prior	1,451	434	16	—	—	1,901
Total	$2,600	$1,299	$334	$—	$—	$4,233

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2022	$278	$89	$171	$18	$556
2021	212	24	248	181	665
2020	211	9	10	72	302
2019	161	40	53	5	259
2018	93	21	46	—	160
2017	415	77	64	147	703
2016 and prior	1,154	254	107	67	1,582
Total	$2,524	$514	$699	$490	$4,227
*No commercial mortgage loans were secured by land or construction loans

	As of December 31, 2021
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2021	$556	$23	$34	$57	$670
2020	342	15	23	5	385
2019	206	43	84	23	356
2018	96	3	49	25	173
2017	355	139	93	161	748
2016 and prior	1,505	154	166	76	1,901
Total	$3,060	$377	$449	$347	$4,233
*No commercial mortgage loans were secured by land or construction loans

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2022	$114	$115	$46	$87	$101	$73	$1	$1	$18	$556
2021	79	53	112	139	97	117	9	37	22	665
2020	64	143	14	14	8	30	—	6	23	302
2019	47	73	6	54	34	5	14	10	16	259
2018	28	55	49	7	7	9	—	5	—	160
2017	84	81	277	125	43	53	4	36	—	703
2016 and prior	401	385	330	71	129	139	30	80	17	1,582
Total	$817	$905	$834	$497	$419	$426	$58	$175	$96	$4,227

	As of December 31, 2021
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2021	$79	$58	$120	$132	$96	$118	$9	$36	$22	$670
2020	70	159	25	33	34	30	1	12	21	385
2019	48	106	10	103	34	12	15	11	17	356
2018	32	60	53	8	6	9	—	5	—	173
2017	87	82	311	129	44	55	4	36	—	748
2016 and prior	438	437	414	92	179	165	52	99	25	1901
Total	$754	$902	$933	$497	$393	$389	$81	$199	$85	$4,233

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2022	$72	$227	$216	$25	$10	$6	$—	$556
2021	23	144	382	100	—	8	8	665
2020	50	48	80	124	—	—	—	302
2019	29	58	128	33	11	—	—	259
2018	34	69	30	11	—	16	—	160
2017	89	332	168	111	3	—	—	703
2016 and prior	544	288	288	261	45	117	39	1,582
Total	$841	$1,166	$1,292	$665	$69	$147	$47	$4,227

	As of December 31, 2021
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2021	$24	$159	$368	$104	$—	$7	$8	$670
2020	51	72	124	138	—	—	—	385
2019	30	66	173	67	20	—	—	356
2018	35	72	31	15	3	17	—	173
2017	90	355	184	116	3	—	—	748
2016 and prior	631	408	335	280	63	144	40	1,901
Total	$861	$1,132	$1,215	$720	$89	$168	$48	$4,233

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2022	December 31, 2021
Allowance for credit losses, balance at January 1	$11	$67
Credit losses on mortgage loans for which credit losses were not previously recorded	2	1
Change in allowance due to transfer of loans from Voya Reinsurance portfolios to Resolution	—	(7)
Increase (decrease) on mortgage loans with allowance recorded in previous period	1	(50)
Provision for expected credit losses	14	11
Write-offs	—	—
Recoveries of amounts previously written-off	—	—
Allowance for credit losses, balance at December 31	$14	$11

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2022	December 31, 2021
Delinquency:
Current	$4,227	$4,233
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	—	—
Total	$4,227	$4,233

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2022, the Company had no commercial mortgage loan in non-accrual status. As of December 31, 2021, the Company had no commercial mortgage loan in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2022 and 2021.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities	$1,411	$1,453	$1,603
Equity securities	10	12	9
Mortgage loans on real estate	181	179	200
Policy loans	8	8	12
Short-term investments and cash equivalents	4	3	2
Limited partnerships and other	77	364	107
Gross investment income	1,691	2,019	1,933
Less: investment expenses	72	70	75
Net investment income	$1,619	$1,949	$1,858

As of December 31, 2022, the Company had $8 of investments in fixed maturities that did not produce net investment income. For the year ended December 31, 2021, the Company had no investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of trading debt securities and changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities, available-for-sale, including securities pledged	$(23)	$515	$(23)
Fixed maturities, at fair value option	(576)	(562)	(257)
Equity securities, at fair value	(27)	6	3
Derivatives	185	(18)	49
Embedded derivatives - fixed maturities	(5)	(4)	—
Guaranteed benefit derivatives	17	35	(27)
Mortgage loans	—	99	(56)
Other investments	—	95	1
Net gains (losses)	$(429)	$166	$(310)

On June 1, 2021, the Company fully disposed of a 9.99% equity interest in VA Capital which was originally acquired as part of a Master Transaction Agreement dated December 20, 2017, related to the sale of substantially all of our Closed Block Variable Annuity (CBVA) and Annuity business. The disposition resulted in a net realized gain of $95 reported as Net gains (losses) in the Consolidated Statements of Operations.

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Proceeds on sales	$3,601	$5,275	$1,512
Gross gains	68	538	85
Gross losses	76	8	59

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2022			December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$18	$—	$—
Foreign exchange contracts	596	58	2	567	14	15
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	12,470	262	327	10,514	135	129
Foreign exchange contracts	45	2	—	34	—	—
Credit contracts	141	—	2	110	—	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	N/A	2	—	N/A	7	—
Within products(3)	N/A	—	8	N/A	—	28
Managed custody guarantees(3)	N/A	—	6	N/A	—	1
Total		$324	$345		$156	$173
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2) Included in Fixed maturities, available-for-sale, at fair value on the Consolidated Balance Sheets.
(3) Included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2022 and 2021. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2022
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$141	$—	$2
Foreign exchange contracts	641	60	2
Interest rate contracts	8,736	261	327
		321	331
Counterparty netting(1)		(263)	(263)
Cash collateral netting(1)		(51)	(64)
Securities collateral netting(1)		(6)	(1)
Net receivables/payables		$1	$3
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$110	$—	$—
Foreign exchange contracts	601	14	15
Interest rate contracts	9,576	135	129
		149	144
Counterparty netting(1)		(140)	(140)
Cash collateral netting(1)		(7)	(2)
Securities collateral netting(1)		(2)	(1)
Net receivables/payables		$—	$1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

As of December 31, 2022, the Company held $50 and pledged $62 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2021, the Company held $8 and delivered $2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2022, the Company delivered $102 of securities and held $7 securities as collateral. As of December 31, 2021, the Company delivered $60 of securities and held $2 securities as collateral.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the periods indicated:

	Year Ended December 31
	2022		2021		2020
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$(2)	$58	$(1)	$33	$1	$(23)
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	9	—	3	—	7

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the periods indicated:

	Year Ended December 31,
	2022		2021		2020
	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,619	$(412)	$1,949	$168	1,858	(273)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	9	—	8	(5)	10	(3)

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2022	2021	2020
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Net gains (losses)	$184	$(16)	$51
Foreign exchange contracts	Net gains (losses)	4	1	(2)
Credit contracts	Net gains (losses)	(3)	2	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Net gains (losses)	(5)	(4)	—
Within products	Net gains (losses)	22	31	(23)
Within reinsurance agreements	Policyholder benefits	—	—	23
Managed custody guarantees	Net gains (losses)	(5)	4	(4)
Total		$197	$18	$48

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$291	$86	$—	$377
U.S. Government agencies and authorities	—	30	—	30
State, municipalities and political subdivisions	—	600	—	600
U.S. corporate public securities	—	5,925	13	5,938
U.S. corporate private securities	—	2,212	1,356	3,568
Foreign corporate public securities and foreign governments(1)	—	2,064	2	2,066
Foreign corporate private securities(1)	—	2,099	339	2,438
Residential mortgage-backed securities	—	2,873	20	2,893
Commercial mortgage-backed securities	—	2,599	—	2,599
Other asset-backed securities	—	1,258	52	1,310
Total fixed maturities, including securities pledged	291	19,746	1,782	21,819
Equity securities	16	—	117	133
Derivatives:
Interest rate contracts	1	261	—	262
Foreign exchange contracts	—	60	—	60
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	—	—	1,407
Assets held in separate accounts	72,065	5,227	347	77,639
Total assets	$73,780	$25,294	$2,246	$101,320
Percentage of Level to total	73%	25%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$8	$8
Stabilizer and MCGs	—	—	6	6
Other derivatives:
Interest rate contracts	2	325	—	327
Foreign exchange contracts	—	2	—	2
Credit contracts	—	2	—	2
Total liabilities	$2	$329	$14	$345
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$510	$181	$—	$691
U.S. Government agencies and authorities	—	20	—	20
State, municipalities and political subdivisions	—	803	—	803
U.S. corporate public securities	—	8,264	5	8,269
U.S. corporate private securities	—	2,560	1,379	3,939
Foreign corporate public securities and foreign governments(1)	—	2,591	—	2,591
Foreign corporate private securities (1)	—	2,431	272	2,703
Residential mortgage-backed securities	—	3,130	34	3,164
Commercial mortgage-backed securities	—	2,881	—	2,881
Other asset-backed securities	—	1,318	33	1,351
Total fixed maturities, including securities pledged	510	24,179	1,723	26,412
Equity securities	27	—	114	141
Derivatives:
Interest rate contracts	—	135	—	135
Foreign exchange contracts	—	14	—	14
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	—	—	1,244
Assets held in separate accounts	91,474	5,174	316	96,964
Total assets	$93,255	$29,502	$2,153	$124,910
Percentage of Level to total	74%	24%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$9	$9
Stabilizer and MCGs	—	—	20	20
Other derivatives:
Interest rate contracts	—	129	—	129
Foreign exchange contracts	—	15	—	15
Total liabilities	$—	$144	$29	$173
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

When available, the fair value of the Company's financial assets and liabilities are based on quoted prices of identical assets in active markets and therefore, reflected in Level 1. The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR"), Overnight Index Swap ("OIS") rates, and Secured Overnight Financing Rate ("SOFR"). The Company uses SOFR discounting for valuations of interest rate derivatives; however, certain legacy positions may continue to be discounted on OIS. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2022
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$5	$—	$(1)	$9	$—	$—	$—	$—	$—	$13	$—	$(1)
U.S. Corporate private securities	1,379	—	(277)	296	—	—	(155)	123	(10)	1,356	—	(274)
Foreign corporate public securities and foreign governments(1)	—	—	—	2	—	—	—	—	—	2	—	—
Foreign corporate private securities(1)	272	(19)	(32)	142	—	—	(30)	110	(104)	339	(3)	(32)
Residential mortgage-backed securities	34	(16)	—	3	—	—	—	—	(1)	20	(16)	—
Other asset-backed securities	33	—	(3)	55	—	(30)	(3)	—	—	52	—	(3)
Total fixed maturities, including securities pledged	1,723	(35)	(313)	507	—	(30)	(188)	233	(115)	1,782	(19)	(310)
Equity securities, at fair value	114	(21)	—	24	—	—	—	—	—	117	(21)	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(20)	16	—	—	(2)	—	—	—	—	(6)	—	—
FIA(2)	(9)	1	—	—	—	—	—	—	—	(8)	—	—
Assets held in separate accounts(4)	316	(35)	—	191	—	(27)	—	6	(104)	347	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2021
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$57	$—	$—	$5	$—	$—	$(3)	$—	$(54)	$5	$—	$—
U.S. Corporate private securities	1,286	13	(46)	201	—	(103)	(161)	283	(94)	1,379	—	(33)
Foreign corporate private securities(1)	295	(31)	22	38	—	(22)	(30)	—	—	272	3	19
Residential mortgage-backed securities	33	(12)	—	21	—	(7)	—	1	(2)	34	(12)	—
Other asset-backed securities	37	—	(2)	14	—	—	(34)	18	—	33	—	(1)
Total fixed maturities, including securities pledged	1,708	(30)	(26)	279	—	(132)	(228)	302	(150)	1,723	(9)	(15)
Fixed maturities, trading, at fair value	—	—	—	33	—	(33)	—	—	—	—	—	—
Equity securities, at fair value	99	7	—	75	—	(30)	(37)	—	—	114	—	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(53)	33	—	—	(1)	—	1	—	—	(20)	—	—
FIA(2)	(10)	2	—	—	(2)	—	1	—	—	(9)	—	—
Assets held in separate accounts(4)	222	1	—	225	—	(13)	—	—	(119)	316	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2022 and 2021, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,819	$21,819	$26,412	$26,412
Equity securities	133	133	141	141
Mortgage loans on real estate	4,227	3,996	4,233	4,495
Policy loans	159	159	171	171
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	1,407	1,244	1,244
Derivatives	322	322	149	149
Short-term loan to affiliate	—	—	130	130
Other investments	132	132	143	143
Assets held in separate accounts	77,639	77,639	96,964	96,964
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	29,047	30,098	28,128	35,256
Funding agreements with fixed maturities	731	733	925	925
Supplementary contracts, immediate annuities and other	251	192	257	267
Derivatives:
Guaranteed benefit derivatives:
FIA	8	8	9	9
Stabilizer and MCGs	6	6	20	20
Other derivatives	331	331	144	144
Short-term debt(2)	32	32	19	19
Long-term debt(2)	2	2	2	2
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2020	$288	$305		$593
	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	122	40		162
Deferrals of commissions and expenses	55	4		59
Amortization:
Amortization, excluding unlocking	(94)	(86)		(180)
Unlocking (1)	6	17		23
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(53)	(44)		(97)
Change in unrealized capital gains/losses on available-for-sale securities	146	139		285
Balance as of December 31, 2021	270	139		409
Deferrals of commissions and expenses	54	4		58
Amortization:
Amortization, excluding unlocking	(75)	(47)		(122)
Unlocking (1)	4	10		14
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(36)	(13)		(49)
Change in unrealized capital gains/losses on available-for-sale securities	637	484		1,121
Balance as of December 31, 2022	$925	$614		$1,539
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which occurs in the third quarter; and retrospective and prospective unlocking.
(2)    Interest accrued at 7.0% for VOBA during 2022, 2021, and 2020.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2023	$21
2024	20
2025	20
2026	18
2027	18

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2022 and 2021, the account value for the separate account contracts with guaranteed minimum benefits was $41.4 billion and $44.2 billion, respectively. The additional liability related to minimum guarantees as of December 31, 2022 and 2021 was $21 and $25, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2022 and 2021 was $7.8 billion and $9.0 billion, respectively.

7.    Reinsurance

As of December 31, 2022, the Company has reinsurance treaties with 3 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2022	2021
Premiums receivable	$(1)	$(3)
Reinsurance recoverable, net of allowance for credit losses	3,424	3,601
Total	$3,423	$3,598

Information regarding the effect of reinsurance on the Consolidated Statements of Operations is as follows for the periods indicated:

	Year ended December 31,
	2022	2021	2020
Premiums:
Direct premiums	$20	$34	$32
Reinsurance assumed	—	—	—
Reinsurance ceded	(2)	(2,459)	—
Net premiums	$18	$(2,425)	$32

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$918	$1,138	$1,088
Reinsurance assumed	4	8	7
Reinsurance ceded	(159)	(2,629)	(46)
Net interest credited and other benefits to contract owners / policyholders	$763	$(1,483)	$1,049

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Concurrently with the sale of SLD disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, SLD entered into reinsurance agreements with insurance subsidiaries of Voya Financial, including VRIAC. Pursuant to these agreements, these subsidiaries reinsured to SLD certain individual life insurance and annuities businesses. The reinsurance agreements along with the sale of the legal entities resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred. The reinsurance obligation with counterparty SLD are secured by collateralized assets held in a trust. VRIAC continues to be subsidiary of Voya Financial. The reinsurance transaction does not extinguish the Company’s primary liability to its policyholders. As a result of the reinsurance transactions on January 4, 2021, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. As of January 4, 2021, reinsurance recoverable associated with these transactions was $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. As a result of the transfer of invested assets the Company recognized $0.5 billion in pre-tax realized gains. The Company also recognized a non-cash liability of $73 relating to the pretax net cost of reinsurance liability and $1.5 billion deposit asset, respectively, on January 4, 2021 as a result of entering into the reinsurance agreements. The deposit relates to liabilities related to Contract owner account balances that currently exist for the related underlying policies.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2022 and 2021, the Company had $1.0 billion and $1.1 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the years ended December 31, 2022 and December 31, 2021, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amounts of $48 and $78, respectively, as well as an extraordinary dividends in the aggregate amounts of $809 and $474, respectively.

During the year ended December 31, 2022, VRIAC did not receive capital contributions from its Parent. During the year ended December 31, 2021, VRIAC received $318 capital contributions from its Parent, comprised of cash and non-cash assets.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $549, $794 and $299 for the years ended December 31, 2022, 2021 and 2020, respectively. Statutory capital and surplus was $1.8 billion and $2.2 billion for the years ended December 31, 2022 and 2021, respectively.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2022	2021	2020
Fixed maturities, net of impairment	$(2,543)	$2,126	$3,430
Derivatives(1)	111	77	73
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	554	(567)	(855)
Premium deficiency reserve adjustment	—	—	(434)
Other	—	—	2
Unrealized capital gains (losses), before tax	(1,878)	1,636	2,216
Deferred income tax asset (liability)	523	(215)	(337)
Unrealized capital gains (losses), after tax	(1,355)	1,421	1,879
Pension and other postretirement benefits liability, net of tax	2	2	3
AOCI	$(1,353)	$1,423	$1,882
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2022, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $18.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2022
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(4,731)		$993	$(3,738)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	62		(13)	49
DAC/VOBA	1,121	(1)	(235)	886
Change in unrealized gains (losses) on available-for-sale securities	(3,548)		745	(2,803)

Derivatives:
Derivatives	54	(2)	(11)	43
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(20)		4	(16)
Change in unrealized gains (losses) on derivatives	34		(7)	27

Change in Accumulated other comprehensive income (loss)	$(3,514)		$738	$(2,776)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2021
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(756)		$160	$(596)
Other	(1)		—	(1)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(549)		115	(434)
DAC/VOBA and Sales inducements	288	(1)	(61)	227
Premium deficiency reserve adjustment	434		(91)	343
Change in unrealized gains (losses) on available-for-sale securities	(584)		123	(461)

Derivatives:
Derivatives	25	(2)	(5)	20
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(21)		4	(17)
Change in unrealized gains (losses) on derivatives	4		(1)	3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$(581)		$122	$(459)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains (losses) on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$747		$(157)	$590
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Current tax expense (benefit):
Federal	$—	$(45)	$6
Total current tax expense (benefit)	—	(45)	6
Deferred tax expense (benefit):
Federal	(50)	208	(20)
Total deferred tax expense (benefit)	(50)	208	(20)
Total income tax expense (benefit)	$(50)	$163	$(14)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Income (loss) before income taxes	$283	$989	$152
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	59	208	32
Tax effect of:
Dividends received deduction	(42)	(33)	(37)
Tax credits	(67)	(11)	(8)
Other	—	(1)	(1)
Income tax expense (benefit)	$(50)	$163	$(14)
Effective tax rate	(17.7)%	16.5%	(9.2)%

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2022	2021
Deferred tax assets
Net unrealized investment losses	$511	$—
Investments	48	57
Compensation and benefits	55	63
Loss carryforwards	224	211
Tax credits	59	—
Total gross assets	897	331

Deferred tax liabilities
Net unrealized investment gains	—	(463)
Insurance reserves	(17)	(23)
Deferred policy acquisition costs	(308)	(71)
Other liabilities	(11)	(1)
Total gross liabilities	(336)	(558)
Net deferred income tax asset (liability)	$561	$(227)

The following table sets forth the federal and credit carryforwards for tax purposes as of the dates indicated:

	December 31,
	2022		2021
Federal net operating loss carryforward	$1,065	(1)	$1,006
Credit carryforward	59	(2)	—
(1) NOL not subject to expiration.
(2) Includes credits claimed in 2022 related to tax years 2012 - 2017. Expires between 2025 and 2032.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2022 and 2021 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

The Company reviews all available positive and negative evidence to determine if a valuation allowance is recorded, including historical and projected pre-tax book income, tax planning strategies and reversals of temporary differences. As of December 31, 2022, the Company had year-to-date losses on securities of $3,514 in Other comprehensive income primarily driven by increases in interest rates. The Company determined that the increase in unrealized losses on fixed income investments will be offset in future years by the ordinary income produced from these investments as they reach maturity. Additionally, operating income remained positive for the period and was largely consistent with the 2021 year-end valuation allowance analysis. After evaluating the positive and negative evidence, the Company did not change its judgement regarding the realization of deferred tax assets and did not establish a valuation allowance in 2022.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

As of December 31, 2022 and 2021, the Company had a (payable)/receivable to/from Voya Financial of $4 and $(42), respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2022 and December 31, 2021.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2022 and December 31, 2021.

Tax Regulatory Matters

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

Tax Legislative Matters

In August 2022, the Inflation Reduction Act ("IRA of 2022") was signed into law creating the corporate alternative minimum tax ("CAMT"). The IRS has only issued limited guidance on the CAMT, and uncertainty remains regarding the application of and potential adjustments to the CAMT. The Company is uncertain as to whether it will qualify for the CAMT and will continue to evaluate the applicability as more guidance is provided.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $14, $13 and $11 for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $19, $18 and $17, for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Change in benefit obligation:
Benefit obligation, January 1	$78	$84
Interest cost	2	2
Benefits paid	(6)	(6)
Actuarial (gains) losses on obligation	(13)	(3)
Benefit obligation, December 31	$61	$78
(1) Includes actuarial gain of $(13) due to change in discount rate for the year ended December 31, 2022. The discount rate increased 2.47% during 2022 driven by an increase in the 30-year Treasury and corporate AA yields.

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Accrued benefit cost	$(61)	$(78)
Net amount recognized	$(61)	$(78)
(1)Accrued benefit cost is included in Other liabilities on the Consolidated Balance Sheets.

Assumptions

The discount rate used in the measurement of the December 31, 2022 and 2021 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2022	2021
Discount rate	5.47%	3.00%
In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2022	2021	2020
Discount rate	3.00%	2.67%	3.36%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Interest cost	$2	$2	$3
Net (gain) loss recognition	(13)	(3)	5
Net periodic (benefit) cost	$(11)	$(1)	$8

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2023	$6
2024	6
2025	5
2026	5
2027	5
2028-2032	23

In 2023, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $35, $34 and $27 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company recognized tax benefits of $8, $8 and $6 for the years ended 2022, 2021 and 2020, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2022, 2021, and 2020.

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2022, 2021 and 2020, rent expense for leases was $3, $3 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2022 the Company had off-balance sheet commitments to acquire mortgage loans of $51 and purchase limited partnerships and private placement investments of $620.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2022	2021
Fixed maturity collateral pledged to FHLB(1)	$997	$1,124
FHLB restricted stock(2)	35	47
Other fixed maturities-state deposits	11	14
Cash and cash equivalents	2	3
Securities pledged(3)	792	799
Total restricted assets	$1,837	$1,987
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $690 and $739 as of December 31, 2022 and 2021, respectively. In addition, as of December 31, 2022 and 2021, the Company delivered securities as collateral of $102 and $60, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2022, the Company had $730 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2022, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2022, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, as not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include VRIAC, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the “crediting rate” for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.
13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $68, $69 and $73, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $454, $505 and $458, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2022, 2021 and 2020, revenue under the VIM intercompany agreement was $56, $67 and $57, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2022, 2021 and 2020 commission expenses incurred by VRIAC were $72, $84 and $81, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For each of the years ended December 31, 2022, 2021 and 2020, distribution revenues received by VFP related to affiliated mutual fund products were $26, $31, and $26.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2022, 2021, and 2020, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred interest expense of $1 for the year ended December 31, 2022 and immaterial interest expense for the years ended December 31, 2021 and 2020. The Company earned interest income of $5, $1 and $5 for the years ended December 31, 2022, 2021 and 2020. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2022, the Company had no outstanding receivable and VIPS had a $31 outstanding payable. As of December 31, 2021, the Company had an outstanding receivable of $130 and VIPS had a $19 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

C-71

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account I • Incorporated by reference to Registration Statement on Form N-4 (File No. 033-59749), as filed on June 1, 1995.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Insurance Company of America and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contract G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
	(2)	Variable Annuity Contract G-CDA-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(3)	Variable Annuity Contract Certificate GTCC2-99(TORP)FL to Variable Annuity Contract G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
	(4)	Variable Annuity Contract Certificate GTCC-05 (TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(5)	Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(6)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(7)	Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(8)	Endorsement MERGE-IICA-ILIAC-05 to Contract G2-CDA99 (TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(9)	Endorsement EEGTRRA (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(10)	Endorsement ELOANTORP (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(11)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2015.
	(12)	Endorsement E-GMIRMM-17(FL) to Contract G-CDA-05(TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 18, 2018.

	(13)	Endorsement E-DCSECURE-20 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 16, 2021.
	(14)	Endorsement E-MMLOAN-21 (File No. 333-130822), as filed on March 1, 2022.
(e)	(1)	Variable Annuity Contract Application 155634 (01/14) (FL) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2015.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(2)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(3)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(4)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
	(6)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
	(7)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
	(8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(10)	Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds, Inc. and A I M Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
(11)	Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
(12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(13)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Insurance Company of America (renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(14)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Insurance Company of America (renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(15)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(16)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(17)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(18)	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust, PA Distributors LLC PIMCO PA Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.

(19)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.
(20)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America (Administrative) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.
(21)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(22)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(23)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLD and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.
(24)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(25)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(26)	Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(27)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Initial Summary Prospectus
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Chairman, Director and Senior Vice President
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President

Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Information Security Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele M. White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Brian J. Baranowski, One Orange Way , Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdhury, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
John R. Thistle, Jr., One Orange Way, Windsor, CT 06095-4774	Vice President

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Financial, Inc.

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC: 4832

Benefitfocus, Inc.

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc.

Non-Insurer (South Carolina) FEIN: 57-1099948

Benefitstore, LLC

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc.

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc.

Non-Insurer (California) FEIN: 94-2695108

Voya Services Company

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc.

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a)

Non-Insurer (Delaware) FEIN: 85-1775946

VFI SLK Global Services Private Limited (*b)

Non-Insurer (India)

Voya Holdings Inc.

Non-Insurer (Connecticut) FEIN: 02-0488491

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Benefits Company, LLC

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc.

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co.

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC

Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P.

Non-Insurer (Delaware) FEIN: 45-3236373

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Alternative Asset Management Ireland Limited

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC

Non-Insurer (Delaware) FEIN: 13-4003969

Voya Pomona Holdings LLC

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC

Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*c)

Non-Insurer (Delaware) FEIN: 84-3548142

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Oconee Real Estate Holdings LLC (*e)

Non-Insurer (Delaware) FEIN: 85-1578755

Voya Retirement Insurance and Annuity Company

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC

Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b– VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e– RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.

*f– Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company and owned 50.6% by Non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001s	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Y. Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood. TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina M. Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Judson S. Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$4,270.59

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of Voya Retirement Insurance and Annuity Company during 2022.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contract covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 12th day of April, 2023.

VARIABLE ANNUITY ACCOUNT I OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)

By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 12, 2023
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Tony D. Oh*	Chief Accounting Officer
Tony D. Oh	(principal accounting officer)

Amelia J. Vaillancourt*	Director
Amelia J. Vaillancourt

Mona M. Zielke*	Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

Exhibit Index

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(o)(1)	Initial Summary Prospectus

99.16	Powers of Attorney